Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Globant SA(a)(b)	11,084	$2,001,881

Australia — 1.9%
Afterpay Ltd.(a)	58,329	3,960,572
AGL Energy Ltd.	134,913	1,182,389
AMP Ltd.	1,169,358	1,256,408
Ampol Ltd.	72,263	1,316,369
APA Group	324,296	2,388,960
Aristocrat Leisure Ltd.	163,596	3,289,167
ASX Ltd.	53,896	3,013,874
Aurizon Holdings Ltd.	672,886	1,781,454
AusNet Services	658,999	925,564
Australia & New Zealand Banking Group Ltd.	661,298	8,735,300
BHP Group Ltd.	712,315	16,897,544
BHP Group PLC	531,674	10,244,449
BlueScope Steel Ltd.	195,671	2,014,430
Brambles Ltd.	399,394	2,689,750
CIMIC Group Ltd.(a)	20,779	313,729
Coca-Cola Amatil Ltd.	197,794	1,726,538
Cochlear Ltd.	12,655	1,885,638
Coles Group Ltd.	327,248	4,079,127
Commonwealth Bank of Australia	419,779	20,346,397
Computershare Ltd.	103,110	879,770
Crown Resorts Ltd.	104,194	605,850
CSL Ltd.	113,217	22,862,934
Dexus	302,572	1,829,463
Evolution Mining Ltd.	411,758	1,601,930
Fortescue Metals Group Ltd.	421,677	5,143,652
Goodman Group	394,995	5,103,889
GPT Group (The)	608,252	1,721,395
Insurance Australia Group Ltd.	503,431	1,686,360
James Hardie Industries PLC	127,235	3,089,751
Lendlease Corp. Ltd.	168,650	1,416,476
Macquarie Group Ltd.	81,304	7,236,886
Magellan Financial Group Ltd.	30,781	1,191,039
Medibank Pvt Ltd.	844,071	1,582,640
Mirvac Group	1,548,815	2,294,953
National Australia Bank Ltd.	745,133	9,732,818
Newcrest Mining Ltd.	208,127	4,273,637
Northern Star Resources Ltd.	211,828	2,209,030
Oil Search Ltd.	409,083	738,306
Orica Ltd.	169,490	1,816,312
Origin Energy Ltd.	468,686	1,316,539
Qantas Airways Ltd.(a)	169,578	498,971
QBE Insurance Group Ltd.	391,091	2,265,811
Ramsay Health Care Ltd.	34,742	1,521,189
REA Group Ltd.	10,307	856,049
Rio Tinto Ltd.	70,055	4,547,199
Santos Ltd.	579,490	1,924,859
Scentre Group	1,337,455	1,972,379
Seek Ltd.(a)(c)	153,962	2,325,658
Sonic Healthcare Ltd.	96,202	2,352,365
South32 Ltd.	1,332,090	1,898,985
Stockland	671,872	1,816,516
Suncorp Group Ltd.	393,798	2,270,432
Sydney Airport	567,732	2,172,860
Tabcorp Holdings Ltd.	467,836	1,080,890
Telstra Corp. Ltd.	1,082,431	2,037,168
TPG Telecom Ltd.(a)	71,571	360,872

Security	Shares	Value

Australia (continued)
Transurban Group	660,491	$6,243,150
Treasury Wine Estates Ltd.	196,869	1,267,764
Vicinity Centres	1,057,051	898,200
Washington H Soul Pattinson & Co. Ltd.	26,478	471,177
Wesfarmers Ltd.	253,355	8,177,138
Westpac Banking Corp.	831,166	10,453,824
WiseTech Global Ltd.	41,612	844,225
Woodside Petroleum Ltd.	184,240	2,266,783
Woolworths Group Ltd.	306,948	8,225,551

		235,131,304

Austria — 0.1%
ANDRITZ AG	12,170	409,976
Erste Group Bank AG(a)	72,079	1,476,038
OMV AG	52,727	1,209,955
Raiffeisen Bank International AG(a)	15,630	224,669
Verbund AG	14,014	806,089
voestalpine AG	39,092	1,086,041

		5,212,768

Belgium — 0.2%
Ageas SA/NV	67,870	2,731,466
Anheuser-Busch InBev SA/NV	185,483	9,627,624
Elia Group SA/NV	6,307	610,511
Etablissements Franz Colruyt NV	12,038	712,621
Galapagos NV(a)	12,449	1,470,423
Groupe Bruxelles Lambert SA	47,751	3,909,165
KBC Group NV	59,671	2,942,262
Proximus SADP	25,264	491,313
Sofina SA	2,269	589,399
Solvay SA	9,462	768,220
Telenet Group Holding NV	7,073	271,886
UCB SA	32,595	3,215,913
Umicore SA	52,055	2,003,421

		29,344,224

Brazil — 0.4%
Ambev SA	1,106,095	2,336,496
Atacadao SA	51,200	163,829
B2W Cia. Digital(a)	70,700	922,558
B3 SA - Brasil, Bolsa, Balcao	516,500	4,572,897
Banco Bradesco SA	75,130	236,752
Banco BTG Pactual SA	65,200	819,806
Banco do Brasil SA	218,400	1,128,741
Banco Santander Brasil SA	29,400	163,418
BB Seguridade Participacoes SA	152,100	624,649
BRF SA(a)	165,172	480,677
CCR SA	451,700	874,258
Centrais Eletricas Brasileiras SA	129,633	698,301
Cia Brasileira de Distribuicao	57,771	620,693
Cia. de Saneamento Basico do Estado de Sao Paulo	106,800	787,201
Cia. Siderurgica Nacional SA	130,500	464,875
Cielo SA	425,746	248,832
Cogna Educacao	549,800	409,060
Cosan SA	43,200	486,918
Energisa SA	10,000	72,789
Engie Brasil Energia SA	25,800	178,488
Equatorial Energia SA	266,300	920,458
Hapvida Participacoes e Investimentos SA(d)	62,900	702,198
Hypera SA	160,000	774,194
IRB Brasil Resseguros S/A	261,797	278,778
JBS SA	296,500	1,000,160

1

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Klabin SA	187,600	$772,394
Localiza Rent a Car SA	152,985	1,609,977
Lojas Renner SA	171,800	1,115,836
Magazine Luiza SA	796,400	3,401,896
Natura & Co. Holding SA	251,315	2,009,300
Notre Dame Intermedica Participacoes SA	139,900	1,595,287
Petrobras Distribuidora SA	161,700	537,878
Petroleo Brasileiro SA	659,500	2,173,170
Porto Seguro SA	13,700	112,670
Raia Drogasil SA	246,000	1,026,493
Rumo SA(a)	349,500	1,111,660
Sul America SA	63,500	440,403
Suzano SA(a)	172,013	1,493,106
TIM SA	356,600	732,867
Ultrapar Participacoes SA	247,900	704,232
Vale SA	913,202	9,589,730
WEG SA	199,400	2,622,355

		51,016,280

Canada — 2.7%
Agnico Eagle Mines Ltd.	61,997	4,904,056
Air Canada(a)	37,655	415,988
Algonquin Power & Utilities Corp.	67,297	1,019,537
Alimentation Couche-Tard Inc., Class B	218,808	6,733,185
AltaGas Ltd.	64,255	813,940
Atco Ltd., Class I, NVS	10,544	293,304
B2Gold Corp.	274,763	1,766,017
Bank of Montreal	157,894	9,394,181
Bank of Nova Scotia (The)	280,818	11,657,312
Barrick Gold Corp.	437,486	11,687,292
Bausch Health Companies Inc.(a)	82,486	1,357,909
BCE Inc.	71,076	2,854,021
BlackBerry Ltd.(a)	88,423	396,572
Brookfield Asset Management Inc., Class A	339,403	10,077,598
CAE Inc.	59,455	1,015,330
Cameco Corp.	122,716	1,165,174
Canadian Apartment Properties REIT	25,526	819,949
Canadian Imperial Bank of Commerce	108,643	8,097,605
Canadian National Railway Co.	176,756	17,545,023
Canadian Natural Resources Ltd.	294,999	4,690,425
Canadian Pacific Railway Ltd.	34,758	10,378,783
Canadian Tire Corp. Ltd., Class A, NVS	18,758	2,093,085
Canadian Utilities Ltd., Class A, NVS	86,433	2,018,617
Canopy Growth Corp.(a)(b)	70,118	1,316,274
CCL Industries Inc., Class B, NVS	51,898	1,977,289
Cenovus Energy Inc.	290,301	949,272
CGI Inc.(a)	52,567	3,259,245
CI Financial Corp.	44,396	517,096
Constellation Software Inc.	5,390	5,653,729
Cronos Group Inc.(a)(b)	57,762	306,279
Dollarama Inc.	75,744	2,606,318
Emera Inc.	39,917	1,591,172
Empire Co. Ltd., Class A, NVS	33,415	910,965
Enbridge Inc.	507,251	13,965,714
Fairfax Financial Holdings Ltd.	7,431	1,951,951
First Quantum Minerals Ltd.	195,348	2,243,055
Fortis Inc.	91,814	3,624,083
Franco-Nevada Corp.	49,211	6,702,085
George Weston Ltd.	13,807	967,479
Gildan Activewear Inc.	58,944	1,220,126
Great-West Lifeco Inc.	49,268	1,003,207

Security	Shares	Value

Canada (continued)
Hydro One Ltd.(d)	58,036	$1,267,055
iA Financial Corp. Inc.	21,307	741,794
Imperial Oil Ltd.	88,355	1,174,223
Intact Financial Corp.	28,770	2,969,458
Inter Pipeline Ltd.	96,403	857,494
Keyera Corp.	49,025	695,288
Kinross Gold Corp.	377,455	3,000,730
Kirkland Lake Gold Ltd.	67,475	3,071,761
Loblaw Companies Ltd.	37,003	1,840,506
Lundin Mining Corp.	100,930	609,357
Magna International Inc.	80,302	4,097,158
Manulife Financial Corp.	470,108	6,367,533
Metro Inc.	55,150	2,570,647
National Bank of Canada	66,025	3,166,189
Nutrien Ltd.	146,363	5,945,191
Onex Corp.	17,206	743,290
Open Text Corp.	87,076	3,196,738
Pan American Silver Corp.	55,149	1,751,235
Parkland Corp./Canada	39,889	973,479
Pembina Pipeline Corp.	143,507	3,001,770
Power Corp. of Canada	180,718	3,438,569
Quebecor Inc., Class B	33,521	777,091
Restaurant Brands International Inc.	71,096	3,691,436
RioCan REIT	16,772	180,884
Ritchie Bros Auctioneers Inc.	26,568	1,609,204
Rogers Communications Inc., Class B, NVS	91,539	3,715,522
Royal Bank of Canada	348,313	24,336,325
Saputo Inc.	91,703	2,230,418
Shaw Communications Inc., Class B, NVS	140,237	2,308,623
Shopify Inc., Class A(a)	26,916	24,793,969
SmartCentres Real Estate Investment Trust	12,519	197,735
Sun Life Financial Inc.	139,629	5,551,231
Suncor Energy Inc.	390,931	4,406,715
TC Energy Corp.	235,542	9,263,751
Teck Resources Ltd., Class B	149,854	1,967,933
TELUS Corp.	172,938	2,954,609
Thomson Reuters Corp.	49,567	3,850,564
TMX Group Ltd.	13,343	1,295,522
Toronto-Dominion Bank (The)	446,403	19,679,430
Waste Connections Inc.	68,007	6,754,455
Wheaton Precious Metals Corp.	118,886	5,451,449
WSP Global Inc.	21,615	1,366,105
Yamana Gold Inc.	240,404	1,336,029

		341,158,707

Chile — 0.1%
Aguas Andinas SA, Class A	1,854,556	481,279
Banco de Chile	9,270,702	715,038
Banco de Credito e Inversiones SA	22,253	695,767
Banco Santander Chile	17,067,051	596,883
Cia. Cervecerias Unidas SA	91,349	507,475
Colbun SA	4,108,127	619,380
Empresas CMPC SA	457,252	949,972
Empresas COPEC SA	121,330	924,831
Enel Americas SA	8,342,039	1,105,762
Enel Chile SA	8,774,818	588,253
Falabella SA	156,131	427,629

		7,612,269

China — 5.6%
3SBio Inc.(a)(d)	358,500	333,312

2

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
51job Inc., ADR(a)	6,660	$466,866
AAC Technologies Holdings Inc.(b)	193,000	1,016,661
Agile Group Holdings Ltd.(b)	148,000	202,299
Agricultural Bank of China Ltd., Class A	2,661,400	1,251,956
Agricultural Bank of China Ltd., Class H	6,126,000	2,069,688
Aier Eye Hospital Group Co. Ltd., Class A	340,314	3,164,152
Air China Ltd., Class H	422,000	272,088
AK Medical Holdings Ltd.(d)	172,000	383,265
Alibaba Group Holding Ltd., ADR(a)	465,307	141,774,390
Alibaba Health Information Technology Ltd.(a)	906,000	2,365,810
Alibaba Pictures Group Ltd.(a)(b)	4,070,000	530,081
A-Living Services Co. Ltd., Class H(d)	162,250	679,978
Anhui Conch Cement Co. Ltd., Class A	205,792	1,562,436
Anhui Conch Cement Co. Ltd., Class H	268,500	1,674,046
ANTA Sports Products Ltd.	272,000	2,991,883
Autohome Inc., ADR(b)	17,430	1,665,437
BAIC Motor Corp. Ltd., Class H(d)	222,500	82,058
Baidu Inc., ADR(a)(b)	69,672	9,269,860
Bank of China Ltd., Class H	20,644,000	6,522,086
Bank of Communications Co. Ltd., Class A	2,494,000	1,687,186
Bank of Ningbo Co. Ltd., Class A	300,496	1,524,862
Bank of Shanghai Co. Ltd., Class A	1,390,671	1,630,281
Baozun Inc., ADR(a)(b)	15,005	549,033
Beijing Capital International Airport Co. Ltd., Class H	552,000	336,687
Beijing Enterprises Holdings Ltd.	35,500	106,662
Beijing Enterprises Water Group Ltd.(b)	3,214,000	1,218,484
BEST Inc., ADR(a)(b)	55,709	143,172
Bilibili Inc., ADR(a)(b)	39,934	1,783,852
Bosideng International Holdings Ltd.	1,008,000	440,643
Brilliance China Automotive Holdings Ltd.(b)	884,000	762,614
BYD Co. Ltd., Class H(b)	193,500	3,845,123
BYD Electronic International Co. Ltd.(b)	190,500	818,024
CanSino Biologics Inc., Class H(a)(b)(d)	14,800	287,990
China Aoyuan Group Ltd.	317,000	296,772
China Cinda Asset Management Co. Ltd., Class H	554,000	103,587
China CITIC Bank Corp. Ltd., Class H	2,139,000	868,856
China Communications Construction Co. Ltd., Class H	760,000	396,913
China Communications Services Corp. Ltd., Class H	582,000	337,724
China Conch Venture Holdings Ltd.	454,500	2,019,062
China Construction Bank Corp., Class H	24,342,260	16,793,502
China East Education Holdings Ltd.(b)(d)	246,000	472,659
China Education Group Holdings Ltd.	276,000	458,407
China Everbright Bank Co. Ltd., Class A	2,354,300	1,378,213
China Everbright Environment Group Ltd.	717,000	360,587
China Everbright Ltd.	304,000	400,637
China Evergrande Group	470,000	933,351
China Galaxy Securities Co. Ltd., Class H(b)	1,042,500	569,992
China Gas Holdings Ltd.	644,200	1,972,927
China Hongqiao Group Ltd.	273,000	197,141
China Huarong Asset Management Co. Ltd., Class H(d)	1,698,000	177,357
China Huishan Dairy Holdings Co. Ltd.(a)(c)	813,015	1
China International Capital Corp. Ltd., Class H(a)(d)	402,400	936,098
China Jinmao Holdings Group Ltd.	1,242,000	626,217
China Lesso Group Holdings Ltd.	362,000	584,439
China Life Insurance Co. Ltd., Class H	2,124,000	4,612,360
China Literature Ltd.(a)(d)	78,000	638,697
China Longyuan Power Group Corp. Ltd., Class H	673,000	459,957
China Medical System Holdings Ltd.	395,000	413,599

Security	Shares	Value

China (continued)
China Mengniu Dairy Co. Ltd.	672,000	$3,158,591
China Merchants Bank Co. Ltd., Class A	453,900	2,698,489
China Merchants Bank Co. Ltd., Class H	975,788	5,070,924
China Merchants Port Holdings Co. Ltd.	98,000	103,878
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	823,122	1,728,295
China Minsheng Banking Corp. Ltd., Class A	1,984,800	1,565,017
China Minsheng Banking Corp. Ltd., Class H	952,500	520,784
China Mobile Ltd.	1,507,000	9,162,660
China Molybdenum Co. Ltd., Class H	1,092,000	395,690
China National Building Material Co. Ltd., Class H	886,000	1,015,692
China Oilfield Services Ltd., Class H	554,000	332,907
China Overseas Land & Investment Ltd.	967,000	2,419,105
China Overseas Property Holdings Ltd.	380,000	274,899
China Pacific Insurance Group Co. Ltd., Class A	304,971	1,453,295
China Pacific Insurance Group Co. Ltd., Class H	662,400	2,062,833
China Petroleum & Chemical Corp., Class H	7,131,200	2,767,934
China Railway Construction Corp. Ltd., Class H	530,000	358,124
China Railway Group Ltd., Class H	871,000	399,848
China Resources Beer Holdings Co. Ltd.	388,000	2,404,096
China Resources Cement Holdings Ltd.	506,000	660,325
China Resources Gas Group Ltd.	236,000	1,022,534
China Resources Land Ltd.	682,000	2,774,664
China Resources Power Holdings Co. Ltd.	372,000	386,638
China Shenhua Energy Co. Ltd., Class H	1,130,000	1,952,585
China Southern Airlines Co. Ltd., Class H(a)	246,000	128,474
China State Construction Engineering Corp. Ltd., Class A	2,999,157	2,288,698
China State Construction International Holdings Ltd.	384,000	265,413
China Taiping Insurance Holdings Co. Ltd.	702,000	1,055,510
China Telecom Corp. Ltd., Class H	4,820,000	1,516,574
China Tourism Group Duty Free Corp. Ltd., Class A	42,590	1,268,239
China Tower Corp. Ltd., Class H(d)	10,526,000	1,642,386
China Traditional Chinese Medicine Holdings Co. Ltd.	704,000	280,516
China Unicom Hong Kong Ltd.	1,832,000	1,124,499
China United Network Communications Ltd., Class A	2,682,896	1,911,131
China Vanke Co. Ltd., Class A	584,396	2,404,347
China Yangtze Power Co. Ltd., Class A	762,810	2,159,847
China Yuhua Education Corp Ltd.(d)	468,000	369,941
Chongqing Zhifei Biological Products Co. Ltd., Class A	48,600	1,162,553
CIFI Holdings Group Co. Ltd.	658,000	453,948
CITIC Ltd.	1,101,000	785,125
CITIC Securities Co. Ltd., Class A	479,699	2,050,966
CNOOC Ltd.	4,626,000	4,199,571
Contemporary Amperex Technology Co. Ltd., Class A	58,500	2,159,335
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	404,000	158,894
COSCO SHIPPING Ports Ltd.	374,000	218,472
Country Garden Holdings Co. Ltd.(b)	1,912,866	2,353,204
Country Garden Services Holdings Co. Ltd.	339,000	2,126,714
CRRC Corp. Ltd., Class A	2,501,698	2,013,687
CRRC Corp. Ltd., Class H	674,000	260,740
CSPC Pharmaceutical Group Ltd.	2,303,120	2,426,416
Dali Foods Group Co. Ltd.(d)	554,000	342,908
Dongfeng Motor Group Co. Ltd., Class H	526,000	369,665
ENN Energy Holdings Ltd.	240,000	3,031,393
Far East Horizon Ltd.	397,000	389,585
Foshan Haitian Flavouring & Food Co. Ltd., Class A	68,176	1,631,032
Fosun International Ltd.(b)	1,281,500	1,543,448

3

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
GDS Holdings Ltd., ADR(a)(b)	22,372	$1,880,143
Geely Automobile Holdings Ltd.	1,418,000	2,911,025
Genscript Biotech Corp.(a)	422,000	584,445
GF Securities Co. Ltd., Class H	361,200	465,307
GOME Retail Holdings Ltd.(a)(b)	3,374,000	374,171
Great Wall Motor Co. Ltd., Class H	1,377,000	2,226,681
Gree Electric Appliances Inc. of Zhuhai, Class A	194,956	1,701,143
Greentown Service Group Co. Ltd.	384,000	420,403
Guangdong Investment Ltd.	1,002,000	1,483,325
Guangzhou Automobile Group Co. Ltd., Class H	684,000	701,213
Guotai Junan Securities Co. Ltd., Class H(d)	217,600	282,843
Haidilao International Holding Ltd.(d)	217,000	1,432,703
Haier Electronics Group Co. Ltd.	474,000	1,797,017
Haitian International Holdings Ltd.	144,000	356,525
Haitong Securities Co. Ltd., Class H(a)	892,800	752,937
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	299,735	2,009,797
Hansoh Pharmaceutical Group Co. Ltd.(a)(d)	318,000	1,416,778
Hengan International Group Co. Ltd.	142,000	984,223
Hua Hong Semiconductor Ltd.(a)(d)	143,000	524,620
Huaneng Power International Inc., Class H	622,000	231,801
Huatai Securities Co. Ltd., Class H(d)	536,600	866,326
Huazhu Group Ltd., ADR	40,079	1,588,331
Hutchison China MediTech Ltd., ADR(a)(b)	28,562	840,865
HUYA Inc., ADR(a)(b)	23,881	534,934
Industrial & Commercial Bank of China Ltd., Class A	1,997,791	1,467,856
Industrial & Commercial Bank of China Ltd., Class H	14,085,260	7,919,139
Industrial Bank Co. Ltd., Class A	732,000	1,945,806
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	320,000	1,898,615
Innovent Biologics Inc.(a)(d)	297,500	2,194,369
iQIYI Inc., ADR(a)(b)	77,758	1,920,623
JD.com Inc., ADR(a)	211,714	17,258,925
Jiangsu Expressway Co. Ltd., Class H	280,000	279,825
Jiangsu Hengrui Medicine Co. Ltd., Class A	152,399	2,021,897
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	71,500	1,794,481
JOYY Inc.(b)	15,742	1,438,504
Kaisa Group Holdings Ltd.	740,000	343,527
Kingboard Holdings Ltd.	160,500	542,254
Kingdee International Software Group Co. Ltd.(b)	666,000	1,747,693
Kingsoft Corp. Ltd.(b)	251,000	1,339,987
Koolearn Technology Holding Ltd.(a)(b)(d)	139,500	450,618
Kunlun Energy Co. Ltd.	1,192,000	768,551
Kweichow Moutai Co. Ltd., Class A	21,032	5,245,303
KWG Group Holdings Ltd.	409,500	540,730
Legend Holdings Corp., Class H(d)	146,500	197,226
Lenovo Group Ltd.	1,804,000	1,128,249
Li Ning Co. Ltd.	516,000	2,661,560
Logan Group Co. Ltd.	214,000	334,459
Longfor Group Holdings Ltd.(d)	405,000	2,211,745
Luxshare Precision Industry Co. Ltd., Class A	208,640	1,709,313
Luye Pharma Group Ltd.(d)	390,000	225,304
Meituan, Class B(a)	892,000	33,150,145
Momo Inc., ADR	45,935	689,025
Muyuan Foods Co. Ltd., Class A	151,580	1,604,479
NetEase Inc., ADR	101,363	8,797,295
New China Life Insurance Co. Ltd., Class H	231,500	920,943
New Oriental Education & Technology Group Inc., ADR(a)(b)	38,736	6,212,480
NIO Inc., ADR(a)(b)	258,520	7,905,542

Security	Shares	Value

China (continued)
Noah Holdings Ltd.(a)(b)	10,686	$281,362
People’s Insurance Co. Group of China Ltd. (The), Class H	1,986,000	589,025
PetroChina Co. Ltd., Class H	6,412,000	1,794,237
PICC Property & Casualty Co. Ltd., Class H	1,492,000	1,008,154
Pinduoduo Inc., ADR(a)(b)	69,776	6,278,444
Ping An Bank Co. Ltd., Class A	924,000	2,449,281
Ping An Healthcare and Technology Co. Ltd.(a)(b)(d)	142,000	1,831,112
Ping An Insurance Group Co. of China Ltd., Class A	266,400	3,096,347
Ping An Insurance Group Co. of China Ltd., Class H	1,439,000	14,761,401
Poly Developments and Holdings Group Co. Ltd., Class A	629,000	1,442,814
Postal Savings Bank of China Co. Ltd., Class H(d)	1,782,000	873,208
SAIC Motor Corp. Ltd., Class A	653,913	2,260,681
Seazen Group Ltd.	534,000	399,389
Semiconductor Manufacturing International Corp.(a)	891,000	2,613,880
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	704,000	1,359,913
Shanghai Pudong Development Bank Co. Ltd., Class A	1,278,252	1,767,648
Shenzhen Expressway Co. Ltd., Class H	254,000	226,001
Shenzhen International Holdings Ltd.	296,500	460,339
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	25,600	1,478,750
Shenzhou International Group Holdings Ltd.	176,900	3,054,464
Shimao Group Holdings Ltd.	302,000	1,065,101
Silergy Corp.	21,000	1,292,150
SINA Corp.(a)(b)	22,902	981,351
Sino Biopharmaceutical Ltd.	2,739,000	2,762,011
Sino-Ocean Group Holding Ltd.	2,973,000	567,392
Sinopec Engineering Group Co. Ltd., Class H	91,000	35,321
Sinopharm Group Co. Ltd., Class H	304,800	696,475
Sinotruk Hong Kong Ltd.	188,000	479,040
Sun Art Retail Group Ltd.	593,500	641,344
Sunac China Holdings Ltd.	606,000	2,234,937
Sunny Optical Technology Group Co. Ltd.	185,100	3,059,997
TAL Education Group, ADR(a)	99,761	6,630,116
Tencent Holdings Ltd.	1,427,100	108,759,821
Tencent Music Entertainment Group, ADR(a)(b)	87,109	1,296,182
Tingyi Cayman Islands Holding Corp.	494,000	902,021
TravelSky Technology Ltd., Class H	374,000	785,150
Trip.com Group Ltd., ADR(a)(b)	123,345	3,547,402
Tsingtao Brewery Co. Ltd., Class H	126,000	1,040,678
Uni-President China Holdings Ltd.	303,000	261,785
Vipshop Holdings Ltd., ADR(a)(b)	109,671	2,346,959
Wanhua Chemical Group Co. Ltd., Class A	189,753	2,224,187
Want Want China Holdings Ltd.(b)	1,100,000	726,255
Weibo Corp., ADR(a)(b)	16,754	696,129
Weichai Power Co. Ltd., Class H	547,000	1,032,654
Wens Foodstuffs Group Co. Ltd., Class A	435,316	1,231,919
Wuliangye Yibin Co. Ltd., Class A	96,700	3,528,638
WuXi AppTec Co. Ltd., Class A	103,433	1,741,119
WuXi AppTec Co. Ltd., Class H(d)	52,860	841,823
Wuxi Biologics Cayman Inc.(a)(d)	251,000	7,010,658
Xiaomi Corp., Class B(a)(d)	2,654,600	7,530,926
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	217,600	286,211
Xinyi Solar Holdings Ltd.	1,146,000	2,083,677
Yanzhou Coal Mining Co. Ltd., Class H	470,000	341,219
Yihai International Holding Ltd.	133,000	1,759,647

4

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yum China Holdings Inc.	97,579	$5,194,130
Zai Lab Ltd., ADR(a)	21,062	1,728,137
Zhejiang Expressway Co. Ltd., Class H	322,000	219,238
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(d)	110,000	571,642
Zhongsheng Group Holdings Ltd.	140,000	994,732
Zhuzhou CRRC Times Electric Co. Ltd., Class H	129,700	398,055
Zijin Mining Group Co. Ltd., Class H	1,690,000	1,222,577
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	432,400	380,832
ZTE Corp., Class H	194,200	427,724
ZTO Express Cayman Inc., ADR	90,485	2,622,255

		695,645,149

Colombia — 0.0%
Ecopetrol SA	2,107,285	979,115
Grupo de Inversiones Suramericana SA	150,050	782,433
Interconexion Electrica SA ESP	26,649	144,215

		1,905,763

Czech Republic — 0.0%
CEZ AS	70,951	1,338,981
Komercni Banka AS(a)	48,169	974,854

		2,313,835

Denmark — 0.7%
Ambu A/S, Series B(b)	42,421	1,285,948
AP Moller - Maersk A/S, Class A	2,400	3,540,981
Carlsberg AS, Class B	34,271	4,337,864
Chr Hansen Holding A/S	27,469	2,766,906
Coloplast A/S, Class B	26,457	3,861,266
Danske Bank A/S(a)	179,557	2,386,808
Demant A/S(a)	22,981	723,791
DSV PANALPINA A/S	53,708	8,697,210
Genmab A/S(a)	16,849	5,612,423
GN Store Nord A/S	28,825	2,073,215
H Lundbeck A/S	18,583	523,346
Novo Nordisk A/S, Class B	436,183	28,017,888
Novozymes A/S, Class B	59,121	3,552,930
Orsted A/S(d)	42,290	6,712,593
Pandora A/S(a)	27,029	2,140,685
Tryg A/S	45,860	1,272,165
Vestas Wind Systems A/S	52,491	8,960,045

		86,466,064

Egypt — 0.0%
Commercial International Bank Egypt SAE	317,406	1,216,101

Finland — 0.3%
Elisa OYJ	30,582	1,504,734
Fortum OYJ	123,082	2,315,458
Kone OYJ, Class B	76,639	6,100,910
Neste OYJ	111,598	5,808,171
Nokia OYJ(a)	1,408,398	4,757,658
Nordea Bank Abp(a)	789,999	5,918,014
Orion OYJ, Class B	23,974	1,026,284
Sampo OYJ, Class A	119,230	4,499,874
Stora Enso OYJ, Class R	176,384	2,573,397
UPM-Kymmene OYJ	139,979	3,955,701
Wartsila OYJ Abp	135,018	1,072,935

		39,533,136

France — 2.8%
Accor SA(a)	61,099	1,555,801

Security	Shares	Value

France (continued)
Aeroports de Paris	5,652	$552,375
Air Liquide SA	115,816	16,930,980
Airbus SE(a)	147,058	10,721,694
Alstom SA(a)	61,280	2,746,779
Amundi SA(a)(d)	12,544	822,648
Arkema SA	22,120	2,166,445
Atos SE(a)	29,474	2,011,901
AXA SA	454,377	7,304,075
BioMerieux	10,077	1,500,140
BNP Paribas SA(a)	274,957	9,562,065
Bollore SA	77,745	278,566
Bouygues SA	80,263	2,631,865
Bureau Veritas SA(a)	30,201	663,136
Capgemini SE	44,027	5,084,378
Carrefour SA	166,701	2,594,266
Cie. de Saint-Gobain(a)	135,311	5,280,168
Cie. Generale des Etablissements Michelin SCA	47,369	5,111,667
CNP Assurances(a)	31,048	349,728
Covivio	9,045	538,393
Credit Agricole SA(a)	299,171	2,363,454
Danone SA	149,506	8,254,804
Dassault Systemes SE	26,404	4,507,392
Edenred	73,332	3,420,247
Eiffage SA(a)	15,205	1,103,783
Electricite de France SA	142,744	1,657,432
Engie SA(a)	460,037	5,565,050
EssilorLuxottica SA(a)	69,504	8,598,133
Eurazeo SE(a)	3,235	147,114
Eurofins Scientific SE(a)(b)	3,076	2,450,108
Faurecia SE(a)	12,420	470,770
Gecina SA	5,927	735,973
Getlink SE(a)	171,460	2,304,828
Hermes International	7,833	7,290,289
Iliad SA	4,935	954,256
Ingenico Group SA(a)(b)	2,494	358,784
Ipsen SA	11,369	1,034,954
Kering SA	18,692	11,289,491
Klepierre SA	37,921	480,373
La Francaise des Jeux SAEM(d)	22,770	853,530
Legrand SA	68,659	5,076,965
L’Oreal SA	62,954	20,364,279
LVMH Moet Hennessy Louis Vuitton SE	68,679	32,184,281
Natixis SA(a)	242,637	564,141
Orange SA	485,707	5,448,419
Orpea(a)	8,539	852,826
Pernod Ricard SA	56,955	9,182,010
Peugeot SA(a)(b)	116,231	2,089,093
Publicis Groupe SA	66,471	2,307,376
Remy Cointreau SA	4,015	678,146
Renault SA(a)	54,781	1,356,316
Safran SA(a)	82,512	8,700,245
Sanofi	284,570	25,646,702
Sartorius Stedim Biotech	5,983	2,269,202
Schneider Electric SE	144,473	17,535,745
SCOR SE(a)	29,327	712,610
SEB SA	4,643	755,012
SES SA	93,773	748,672
Societe Generale SA(a)	176,755	2,396,594
Sodexo SA	14,360	921,671
STMicroelectronics NV	175,557	5,347,609

5

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Suez SA	121,547	$2,225,700
Teleperformance	12,517	3,757,375
Thales SA	20,704	1,347,660
TOTAL SE	611,922	18,404,420
Ubisoft Entertainment SA(a)	25,017	2,207,142
Unibail-Rodamco-Westfield(b)	35,659	1,449,654
Valeo SA(b)	66,466	2,010,672
Veolia Environnement SA	148,760	2,770,795
Vinci SA	125,034	9,877,698
Vivendi SA	218,136	6,299,030
Wendel SE	19,448	1,685,457
Worldline SA(a)(b)(d)	54,916	4,070,949

		343,492,301

Germany — 2.2%
adidas AG(a)	46,413	13,786,361
Allianz SE, Registered	102,044	17,955,883
Aroundtown SA(a)	279,398	1,339,905
BASF SE	214,980	11,787,239
Bayer AG, Registered	243,766	11,460,250
Bayerische Motoren Werke AG	83,390	5,699,987
Beiersdorf AG	24,081	2,521,762
Brenntag AG	30,873	1,973,616
Carl Zeiss Meditec AG, Bearer	9,134	1,179,947
Commerzbank AG(a)	305,375	1,438,871
Continental AG	26,110	2,776,210
Covestro AG(d)	57,023	2,721,359
Daimler AG, Registered	210,367	10,880,038
Delivery Hero SE(a)(d)	32,458	3,734,742
Deutsche Bank AG, Registered(a)(b)	486,588	4,478,301
Deutsche Boerse AG	49,966	7,353,933
Deutsche Lufthansa AG, Registered(a)(b)	65,108	559,100
Deutsche Post AG, Registered	247,364	10,960,915
Deutsche Telekom AG, Registered	813,239	12,381,225
Deutsche Wohnen SE	87,043	4,393,315
E.ON SE	542,055	5,652,405
Evonik Industries AG	44,116	1,062,200
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	7,551	272,845
Fresenius Medical Care AG & Co. KGaA	53,473	4,084,847
Fresenius SE & Co. KGaA	108,384	4,019,833
GEA Group AG	48,865	1,626,215
Hannover Rueck SE	12,410	1,802,636
HeidelbergCement AG	49,866	2,853,203
Henkel AG & Co. KGaA	30,636	2,771,044
HOCHTIEF AG	4,167	306,768
Infineon Technologies AG	321,396	8,947,634
KION Group AG	14,227	1,107,693
Knorr-Bremse AG	9,760	1,130,413
LANXESS AG	32,486	1,646,853
LEG Immobilien AG	14,046	1,898,258
Merck KGaA	34,536	5,115,148
METRO AG	82,218	806,397
MTU Aero Engines AG	13,923	2,376,777
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	35,270	8,249,716
Nemetschek SE	16,779	1,213,745
Puma SE(a)	26,745	2,337,789
RWE AG	152,921	5,662,751
SAP SE	255,659	27,246,112
Scout24 AG(d)	22,172	1,785,940
Siemens AG, Registered	187,934	22,044,723

Security	Shares	Value

Germany (continued)
Siemens Healthineers AG(d)	50,549	$2,170,095
Symrise AG	26,945	3,322,300
TeamViewer AG(a)(d)	40,160	1,768,297
Telefonica Deutschland Holding AG	210,293	530,828
thyssenkrupp AG(a)(b)	121,305	578,632
Uniper SE	43,737	1,307,301
United Internet AG, Registered	24,593	862,279
Vonovia SE	126,146	8,055,311
Zalando SE(a)(d)	41,236	3,851,345

		267,851,292

Greece — 0.0%
Hellenic Telecommunications Organization SA	28,873	384,086
JUMBO SA	68,704	960,358
OPAP SA	23,357	188,411

		1,532,855

Hong Kong — 0.9%
AIA Group Ltd.	3,000,400	28,263,502
ASM Pacific Technology Ltd.	85,200	856,960
Bank of East Asia Ltd. (The)(b)	323,600	582,533
BeiGene Ltd., ADR(a)(b)	10,917	3,237,109
BOC Hong Kong Holdings Ltd.	687,000	1,904,679
Budweiser Brewing Co. APAC Ltd.(d)	395,100	1,161,632
CK Asset Holdings Ltd.	585,516	2,710,565
CK Hutchison Holdings Ltd.	588,016	3,541,055
CK Infrastructure Holdings Ltd.	175,500	826,031
CLP Holdings Ltd.	400,000	3,677,698
Dairy Farm International Holdings Ltd.(b)	89,700	338,169
Galaxy Entertainment Group Ltd.	522,000	3,439,680
Hang Lung Properties Ltd.	652,000	1,582,318
Hang Seng Bank Ltd.(b)	187,900	2,888,216
Henderson Land Development Co. Ltd.	299,003	1,058,387
HK Electric Investments & HK Electric Investments Ltd.	799,000	812,925
HKT Trust & HKT Ltd.	848,000	1,095,696
Hong Kong & China Gas Co. Ltd.	2,955,896	4,246,205
Hong Kong Exchanges & Clearing Ltd.	295,000	14,082,671
Hongkong Land Holdings Ltd.	278,500	1,022,095
Jardine Matheson Holdings Ltd.	45,400	2,015,306
Jardine Strategic Holdings Ltd.	77,900	1,689,651
Kerry Properties Ltd.	95,000	232,267
Kingboard Laminates Holdings Ltd.	356,500	567,285
KWG Living Group Holdings Ltd.(a)(b)	191,499	150,140
Link REIT	507,200	3,862,120
Melco Resorts & Entertainment Ltd., ADR	72,434	1,167,636
MTR Corp. Ltd.	336,500	1,664,091
New World Development Co. Ltd.	483,916	2,302,624
Nine Dragons Paper Holdings Ltd.	366,000	486,122
Power Assets Holdings Ltd.	358,000	1,839,662
Sands China Ltd.	742,000	2,597,768
Sino Land Co. Ltd.(b)	550,000	649,658
SJM Holdings Ltd.	681,000	705,163
SSY Group Ltd.(b)	512,000	279,278
Sun Hung Kai Properties Ltd.	286,000	3,656,666
Swire Pacific Ltd., Class A	107,000	487,063
Swire Properties Ltd.	186,000	497,688
Techtronic Industries Co. Ltd.	403,500	5,380,104
WH Group Ltd.(d)	2,685,000	2,108,571
Wharf Holdings Ltd. (The)	685,200	1,413,722
Wharf Real Estate Investment Co. Ltd.	523,200	2,007,157

6

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Wynn Macau Ltd.(a)(b)	378,000	$521,557

		113,609,425

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC(a)	49,828	241,565
OTP Bank Nyrt(a)	67,328	2,096,945
Richter Gedeon Nyrt	13,621	277,846

		2,616,356

India — 0.1%
Hindustan Unilever Ltd.	75,174	2,101,109
Housing Development Finance Corp. Ltd.	98,962	2,568,679
Infosys Ltd.	257,056	3,678,893
Reliance Industries Ltd.	124,662	3,456,034
Tata Consultancy Services Ltd.	90,428	3,251,723

		15,056,438

Indonesia — 0.2%
Adaro Energy Tbk PT	2,485,000	184,024
Astra International Tbk PT	6,372,700	2,275,717
Bank Central Asia Tbk PT	2,232,300	4,253,988
Bank Mandiri Persero Tbk PT	4,155,014	1,579,500
Bank Negara Indonesia Persero Tbk PT	2,682,288	836,910
Bank Rakyat Indonesia Persero Tbk PT	12,951,300	2,864,493
Barito Pacific Tbk PT(a)	7,198,900	426,485
Charoen Pokphand Indonesia Tbk PT	2,201,545	847,771
Gudang Garam Tbk PT(a)	96,100	259,201
Indah Kiat Pulp & Paper Corp. Tbk PT	638,200	383,340
Indocement Tunggal Prakarsa Tbk PT	693,800	558,314
Indofood Sukses Makmur Tbk PT	2,352,100	1,083,799
Kalbe Farma Tbk PT	8,497,000	852,964
Perusahaan Gas Negara Tbk PT	1,633,200	115,569
Semen Indonesia Persero Tbk PT	1,218,400	767,934
Telekomunikasi Indonesia Persero Tbk PT	9,774,700	1,685,776
Unilever Indonesia Tbk PT	2,678,300	1,379,554
United Tractors Tbk PT	667,506	928,212

		21,283,551

Ireland — 0.5%
CRH PLC	220,988	7,792,036
Flutter Entertainment PLC(a)	36,144	6,296,402
Kerry Group PLC, Class A	49,093	5,872,998
Kingspan Group PLC(a)	20,327	1,772,290
Linde PLC	132,747	29,249,474
Smurfit Kappa Group PLC	79,212	2,982,168
STERIS PLC	19,145	3,392,303
Trane Technologies PLC	60,025	7,968,319

		65,325,990

Israel — 0.2%
Azrieli Group Ltd.	8,478	400,432
Bank Hapoalim BM	207,863	1,219,745
Bank Leumi Le-Israel BM	195,332	926,029
Check Point Software Technologies Ltd.(a)(b)	25,640	2,911,678
CyberArk Software Ltd.(a)(b)	10,036	995,069
Elbit Systems Ltd.(b)	5,642	639,458
ICL Group Ltd.	314,333	1,146,015
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	219,728	619,336
Mizrahi Tefahot Bank Ltd.	66,735	1,305,080
Nice Ltd.(a)	18,891	4,327,639
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	286,248	2,496,083

Security	Shares	Value

Israel (continued)
Wix.com Ltd.(a)(b)	13,416	$3,318,045

		20,304,612

Italy — 0.5%
Assicurazioni Generali SpA	256,480	3,438,735
Atlantia SpA(a)	143,474	2,198,538
CNH Industrial NV(a)	300,848	2,333,948
DiaSorin SpA	6,260	1,374,534
Enel SpA	1,963,915	15,633,905
Eni SpA	630,783	4,416,686
Ferrari NV	31,226	5,570,615
Infrastrutture Wireless Italiane SpA(d)	43,561	470,886
Intesa Sanpaolo SpA(a)	3,555,538	5,879,510
Leonardo SpA	121,614	579,114
Mediobanca Banca di Credito Finanziario SpA	306,397	2,172,846
Moncler SpA(a)	41,448	1,658,924
Nexi SpA(a)(d)	123,941	1,904,275
Pirelli & C SpA(a)(d)	79,631	332,074
Poste Italiane SpA(d)	103,000	839,857
Prysmian SpA	53,729	1,460,762
Recordati Industria Chimica e Farmaceutica SpA	45,831	2,375,153
Snam SpA	598,137	2,919,339
Telecom Italia SpA/Milano	3,069,331	1,041,845
Tenaris SA	190,122	901,799
Terna Rete Elettrica Nazionale SpA	545,267	3,686,434
UniCredit SpA(a)	482,653	3,598,758

		64,788,537

Japan — 6.9%
ABC-Mart Inc.	6,900	350,478
Acom Co. Ltd.	182,200	813,922
Advantest Corp.	48,600	2,803,310
Aeon Co. Ltd.	160,000	4,076,526
AGC Inc.	35,100	1,089,530
Air Water Inc.	46,800	667,037
Aisin Seiki Co. Ltd.	47,900	1,441,032
Ajinomoto Co. Inc.	129,800	2,604,319
Alfresa Holdings Corp.	47,800	873,788
Amada Co. Ltd.	61,100	528,941
Aozora Bank Ltd.	2,000	32,676
Asahi Group Holdings Ltd.	112,200	3,459,160
Asahi Intecc Co. Ltd.	48,600	1,503,931
Asahi Kasei Corp.	360,400	3,104,115
Astellas Pharma Inc.	472,300	6,483,169
Bandai Namco Holdings Inc.	49,000	3,644,768
Benesse Holdings Inc.	21,300	501,021
Bridgestone Corp.	152,700	4,951,722
Brother Industries Ltd.	65,800	1,010,855
Calbee Inc.	15,600	477,521
Canon Inc.	252,800	4,353,993
Casio Computer Co. Ltd.	52,500	792,974
Central Japan Railway Co.	34,400	4,141,228
Chubu Electric Power Co. Inc.	142,000	1,591,286
Chugai Pharmaceutical Co. Ltd.	170,100	6,542,683
Chugoku Electric Power Co. Inc. (The)	61,100	768,572
Coca-Cola Bottlers Japan Holdings Inc.	26,800	377,620
Concordia Financial Group Ltd.	527,500	1,730,749
Cosmos Pharmaceutical Corp.	5,500	933,327
CyberAgent Inc.	24,800	1,553,855
Dai Nippon Printing Co. Ltd.	66,800	1,239,001
Daicel Corp.	58,600	417,050

7

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daifuku Co. Ltd.	24,300	$2,494,155
Dai-ichi Life Holdings Inc.	284,300	4,205,758
Daiichi Sankyo Co. Ltd.	428,400	11,261,175
Daikin Industries Ltd.	60,100	11,199,043
Daito Trust Construction Co. Ltd.	17,200	1,561,393
Daiwa House Industry Co. Ltd.	133,200	3,485,447
Daiwa House REIT Investment Corp.	662	1,531,833
Daiwa Securities Group Inc.	355,600	1,432,060
Denso Corp.	115,400	5,340,589
Dentsu Group Inc.	51,700	1,479,192
Disco Corp.	6,700	1,796,451
East Japan Railway Co.	72,500	3,784,508
Eisai Co. Ltd.	63,600	4,921,182
ENEOS Holdings Inc.	911,380	3,056,532
FANUC Corp.	46,400	9,786,876
Fast Retailing Co. Ltd.	14,200	9,876,430
Fuji Electric Co. Ltd.	26,500	798,498
FUJIFILM Holdings Corp.	95,400	4,853,044
Fujitsu Ltd.	47,300	5,531,304
Fukuoka Financial Group Inc.	32,200	535,332
GLP J-REIT	1,031	1,587,823
GMO Payment Gateway Inc.	11,200	1,368,127
Hakuhodo DY Holdings Inc.	44,900	569,947
Hamamatsu Photonics KK	39,300	1,969,887
Hankyu Hanshin Holdings Inc.	54,300	1,651,751
Hikari Tsushin Inc.	6,100	1,424,345
Hirose Electric Co. Ltd.	9,400	1,307,404
Hisamitsu Pharmaceutical Co. Inc.	15,300	728,118
Hitachi Ltd.	247,800	8,301,087
Hitachi Metals Ltd.	58,100	767,516
Honda Motor Co. Ltd.	417,500	9,724,627
Hoshizaki Corp.	14,200	1,131,490
Hoya Corp.	96,400	10,881,194
Hulic Co. Ltd.	60,600	559,973
Idemitsu Kosan Co. Ltd.	51,900	1,045,050
Iida Group Holdings Co. Ltd.	36,200	652,043
Inpex Corp.	264,500	1,244,825
Isetan Mitsukoshi Holdings Ltd.	56,700	273,900
Isuzu Motors Ltd.	123,400	995,085
Ito En Ltd.	12,700	803,013
ITOCHU Corp.	336,100	8,037,593
Itochu Techno-Solutions Corp.	29,700	1,009,982
Japan Airport Terminal Co. Ltd.	16,000	691,793
Japan Exchange Group Inc.	126,900	3,086,314
Japan Post Bank Co. Ltd.	61,700	490,460
Japan Post Holdings Co. Ltd.	372,900	2,550,088
Japan Post Insurance Co. Ltd.	51,800	817,582
Japan Prime Realty Investment Corp.	221	597,212
Japan Real Estate Investment Corp.	283	1,386,034
Japan Retail Fund Investment Corp.	645	927,334
Japan Tobacco Inc.	297,800	5,611,881
JFE Holdings Inc.(a)	139,000	967,974
JGC Holdings Corp.	68,600	561,058
JSR Corp.	47,100	1,056,979
JTEKT Corp.	123,700	975,022
Kajima Corp.	77,700	826,501
Kakaku.com Inc.	32,700	866,766
Kansai Electric Power Co. Inc. (The)	208,300	1,894,705
Kansai Paint Co. Ltd.	48,100	1,237,238
Kao Corp.	118,800	8,432,141

Security	Shares	Value

Japan (continued)
Kawasaki Heavy Industries Ltd.(a)	8,400	$99,636
KDDI Corp.	419,100	11,195,110
Keihan Holdings Co. Ltd.	29,200	1,106,103
Keikyu Corp.	70,300	979,116
Keio Corp.	26,500	1,533,623
Keisei Electric Railway Co. Ltd.	35,800	998,249
Keyence Corp.	43,600	19,706,332
Kikkoman Corp.	37,400	1,853,185
Kintetsu Group Holdings Co. Ltd.	48,700	1,937,938
Kirin Holdings Co. Ltd.	209,000	3,756,562
Kobayashi Pharmaceutical Co. Ltd.	11,900	1,157,672
Kobe Bussan Co. Ltd.	37,000	1,042,328
Koito Manufacturing Co. Ltd.	23,100	1,109,260
Komatsu Ltd.	232,100	5,197,495
Konami Holdings Corp.	22,500	875,980
Kose Corp.	7,600	965,449
Kubota Corp.	265,700	4,601,586
Kuraray Co. Ltd.	63,300	582,500
Kyocera Corp.	83,000	4,550,153
Kyowa Kirin Co. Ltd.	78,400	1,942,376
Kyushu Electric Power Co. Inc.	118,200	990,465
Kyushu Railway Co.	33,500	711,082
Lasertec Corp.	20,500	1,772,719
Lawson Inc.	5,800	266,587
LINE Corp.(a)	17,100	878,391
Lion Corp.	64,600	1,320,549
LIXIL Group Corp.	59,000	1,273,235
M3 Inc.	111,300	7,481,396
Makita Corp.	51,500	2,266,118
Marubeni Corp.	465,100	2,416,705
Marui Group Co. Ltd.	45,400	813,847
Maruichi Steel Tube Ltd.	20,100	459,527
Mazda Motor Corp.	224,100	1,170,448
McDonald’s Holdings Co. Japan Ltd.	15,900	752,870
Mebuki Financial Group Inc.	154,700	309,282
Medipal Holdings Corp.	28,300	504,062
MEIJI Holdings Co. Ltd.	26,100	1,887,469
Mercari Inc.(a)	26,200	1,102,736
MINEBEA MITSUMI Inc.	98,800	1,771,104
MISUMI Group Inc.	83,200	2,459,231
Mitsubishi Chemical Holdings Corp.	429,800	2,410,070
Mitsubishi Corp.	329,100	7,320,854
Mitsubishi Electric Corp.	457,100	5,859,135
Mitsubishi Estate Co. Ltd.	282,200	4,194,938
Mitsubishi Gas Chemical Co. Inc.	41,400	749,667
Mitsubishi Heavy Industries Ltd.	95,700	2,045,549
Mitsubishi Materials Corp.	9,400	171,653
Mitsubishi Motors Corp.(a)	338,900	615,946
Mitsubishi UFJ Financial Group Inc.	3,016,000	11,834,352
Mitsui & Co. Ltd.	419,100	6,534,657
Mitsui Chemicals Inc.	44,100	1,124,647
Mitsui Fudosan Co. Ltd.	207,700	3,525,575
Miura Co. Ltd.	19,400	908,389
Mizuho Financial Group Inc.	641,690	7,866,135
MonotaRO Co. Ltd.	29,800	1,653,338
MS&AD Insurance Group Holdings Inc.	126,000	3,428,420
Murata Manufacturing Co. Ltd.	136,300	9,474,767
Nabtesco Corp.	21,000	781,423
Nagoya Railroad Co. Ltd.	46,300	1,229,470
NEC Corp.	61,100	3,068,443

8

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nexon Co. Ltd.	124,300	$3,470,745
NGK Insulators Ltd.	39,200	556,090
NGK Spark Plug Co. Ltd.	29,200	509,757
NH Foods Ltd.	18,400	751,559
Nidec Corp.	110,400	11,088,579
Nihon M&A Center Inc.	36,100	2,109,920
Nikon Corp.	85,700	515,643
Nintendo Co. Ltd.	27,100	14,770,978
Nippon Building Fund Inc.	386	1,949,570
Nippon Express Co. Ltd.	16,900	945,715
Nippon Paint Holdings Co. Ltd.	37,400	3,359,346
Nippon Prologis REIT Inc.	552	1,816,415
Nippon Sanso Holdings Corp.	39,600	578,431
Nippon Shinyaku Co. Ltd.	12,400	882,495
Nippon Steel Corp.(a)	218,734	2,105,948
Nippon Telegraph & Telephone Corp.	330,300	6,938,385
Nippon Yusen KK	19,300	353,544
Nissan Chemical Corp.	31,600	1,668,567
Nissan Motor Co. Ltd.(a)	604,100	2,114,986
Nisshin Seifun Group Inc.	47,000	706,304
Nissin Foods Holdings Co. Ltd.	16,300	1,409,527
Nitori Holdings Co. Ltd.	19,800	4,081,596
Nitto Denko Corp.	45,900	3,209,575
Nomura Holdings Inc.	844,400	3,751,902
Nomura Real Estate Holdings Inc.	20,400	355,351
Nomura Real Estate Master Fund Inc.	1,077	1,283,664
Nomura Research Institute Ltd.	85,300	2,525,383
NSK Ltd.	52,000	412,359
NTT Data Corp.	161,100	1,810,718
NTT DOCOMO Inc.	288,820	10,738,888
Obayashi Corp.	125,200	1,041,936
Obic Co. Ltd.	17,200	3,052,037
Odakyu Electric Railway Co. Ltd.	76,600	1,841,360
Oji Holdings Corp.	180,000	755,883
Olympus Corp.	291,700	5,549,945
Omron Corp.	44,800	3,214,081
Ono Pharmaceutical Co. Ltd.	103,600	2,945,276
Oracle Corp. Japan	14,000	1,400,803
Oriental Land Co. Ltd.	47,900	6,682,815
ORIX Corp.	352,700	4,100,888
Orix JREIT Inc.	695	973,957
Osaka Gas Co. Ltd.	85,700	1,624,808
Otsuka Corp.	27,900	1,286,378
Otsuka Holdings Co. Ltd.	101,200	3,731,835
Pan Pacific International Holdings Corp.	104,900	2,229,652
Panasonic Corp.	566,500	5,206,013
Park24 Co. Ltd.(a)	36,900	496,989
PeptiDream Inc.(a)	26,000	1,200,019
Persol Holdings Co. Ltd.	44,000	661,221
Pigeon Corp.	28,200	1,296,164
Pola Orbis Holdings Inc.	17,000	334,666
Rakuten Inc.	224,600	2,180,687
Recruit Holdings Co. Ltd.	320,400	12,167,477
Renesas Electronics Corp.(a)	194,700	1,603,565
Resona Holdings Inc.	526,200	1,723,967
Ricoh Co. Ltd.	166,700	1,087,521
Rinnai Corp.	7,700	758,657
Rohm Co. Ltd.	21,700	1,660,608
Ryohin Keikaku Co. Ltd.	56,100	1,170,941
Santen Pharmaceutical Co. Ltd.	96,300	1,710,628

Security	Shares	Value

Japan (continued)
SBI Holdings Inc.	58,930	$1,348,952
SCSK Corp.	10,300	511,354
Secom Co. Ltd.	48,500	4,080,328
Sega Sammy Holdings Inc.	37,300	465,982
Seibu Holdings Inc.	64,800	645,892
Seiko Epson Corp.	72,500	834,991
Sekisui Chemical Co. Ltd.	73,700	1,142,089
Sekisui House Ltd.	151,400	2,500,403
Seven & i Holdings Co. Ltd.	188,900	5,744,338
Seven Bank Ltd.	287,700	657,742
SG Holdings Co. Ltd.	80,600	1,939,057
Sharp Corp.	53,700	616,415
Shimadzu Corp.	60,900	1,730,762
Shimamura Co. Ltd.	5,100	542,491
Shimano Inc.	17,900	4,069,194
Shimizu Corp.	141,500	979,969
Shin-Etsu Chemical Co. Ltd.	86,000	11,426,631
Shinsei Bank Ltd.	33,100	396,415
Shionogi & Co. Ltd.	65,000	3,061,603
Shiseido Co. Ltd.	96,100	5,929,262
Shizuoka Bank Ltd. (The)	62,300	417,161
Showa Denko KK	38,700	654,131
SMC Corp.	14,000	7,405,778
Softbank Corp.	711,700	8,254,603
SoftBank Group Corp.	387,900	25,205,708
Sohgo Security Services Co. Ltd.	17,500	812,727
Sompo Holdings Inc.	88,700	3,301,432
Sony Corp.	315,000	26,136,503
Square Enix Holdings Co. Ltd.	25,600	1,498,680
Stanley Electric Co. Ltd.	26,800	758,829
Subaru Corp.	160,000	2,916,396
SUMCO Corp.	57,700	874,828
Sumitomo Chemical Co. Ltd.	594,500	1,933,518
Sumitomo Corp.	310,000	3,393,868
Sumitomo Dainippon Pharma Co. Ltd.	58,600	684,993
Sumitomo Electric Industries Ltd.	186,800	2,046,866
Sumitomo Metal Mining Co. Ltd.	47,400	1,461,356
Sumitomo Mitsui Financial Group Inc.	326,600	9,000,714
Sumitomo Mitsui Trust Holdings Inc.	80,708	2,148,945
Sumitomo Realty & Development Co. Ltd.	73,100	1,948,821
Sundrug Co. Ltd.	16,800	622,728
Suntory Beverage & Food Ltd.	31,100	1,070,978
Suzuken Co. Ltd.	14,800	533,021
Suzuki Motor Corp.	91,700	3,909,574
Sysmex Corp.	40,500	3,796,633
T&D Holdings Inc.	183,600	1,821,247
Taiheiyo Cement Corp.	23,500	549,397
Taisei Corp.	36,700	1,139,196
Takeda Pharmaceutical Co. Ltd.	390,934	12,112,447
TDK Corp.	31,600	3,690,798
Terumo Corp.	172,300	6,324,040
THK Co. Ltd.	23,900	628,478
TIS Inc.	50,700	970,449
Tobu Railway Co. Ltd.	52,000	1,469,868
Toho Co. Ltd.	31,200	1,232,600
Toho Gas Co. Ltd.	18,600	959,001
Tohoku Electric Power Co. Inc.	128,300	1,131,553
Tokio Marine Holdings Inc.	165,900	7,393,611
Tokyo Century Corp.	11,300	550,191
Tokyo Electric Power Co. Holdings Inc.(a)	491,000	1,263,430

9

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokyo Electron Ltd.	36,700	$9,794,624
Tokyo Gas Co. Ltd.	103,400	2,339,704
Tokyu Corp.	131,100	1,548,771
Tokyu Fudosan Holdings Corp.	107,300	465,986
Toppan Printing Co. Ltd.	58,900	745,406
Toray Industries Inc.	366,800	1,650,495
Toshiba Corp.	102,300	2,572,668
Tosoh Corp.	45,400	733,939
TOTO Ltd.	35,400	1,606,782
Toyo Suisan Kaisha Ltd.	21,900	1,089,344
Toyota Industries Corp.	33,500	2,153,434
Toyota Motor Corp.	524,200	34,112,613
Toyota Tsusho Corp.	39,100	1,084,283
Trend Micro Inc.	31,800	1,779,510
Tsuruha Holdings Inc.	9,100	1,272,642
Unicharm Corp.	99,600	4,611,288
United Urban Investment Corp.	705	750,588
USS Co. Ltd.	93,900	1,715,602
Welcia Holdings Co. Ltd.	24,400	956,954
West Japan Railway Co.	41,700	1,779,051
Yakult Honsha Co. Ltd.	31,800	1,539,200
Yamada Holdings Co. Ltd.	173,700	844,075
Yamaha Corp.	35,800	1,684,867
Yamaha Motor Co. Ltd.	44,000	624,182
Yamato Holdings Co. Ltd.	77,900	2,052,196
Yamazaki Baking Co. Ltd.	28,500	467,821
Yaskawa Electric Corp.	58,600	2,261,823
Yokogawa Electric Corp.	58,400	852,481
Z Holdings Corp.	634,100	4,398,182
ZOZO Inc.	29,100	737,939

		862,736,861

Malaysia — 0.2%
Axiata Group Bhd	352,300	248,433
Carlsberg Brewery Malaysia Bhd	85,400	379,419
CIMB Group Holdings Bhd	1,539,400	1,092,955
Dialog Group Bhd	1,532,300	1,364,503
DiGi.Com Bhd	1,544,800	1,401,660
Gamuda Bhd	241,700	193,709
Genting Bhd	1,049,500	747,658
Genting Malaysia Bhd	423,900	204,043
Genting Plantations Bhd	638,300	1,508,569
Hartalega Holdings Bhd	438,400	1,899,206
Hong Leong Bank Bhd	241,000	858,436
Hong Leong Financial Group Bhd	377,200	1,280,029
IHH Healthcare Bhd	1,170,000	1,399,495
Malayan Banking Bhd	384,900	648,448
Malaysia Airports Holdings Bhd	434,700	437,315
Maxis Bhd(b)	1,054,000	1,217,617
MISC Bhd	341,700	541,950
Petronas Chemicals Group Bhd	600,100	844,906
Petronas Gas Bhd	428,300	1,622,489
PPB Group Bhd	144,000	651,552
Press Metal Aluminium Holdings Bhd	698,900	923,456
Public Bank Bhd	591,870	2,148,111
Telekom Malaysia Bhd	380,800	384,008
Tenaga Nasional Bhd	587,600	1,349,147
Top Glove Corp. Bhd	1,181,200	2,436,314
YTL Corp. Bhd(a)	2,586,950	451,393

		26,234,821

Security	Shares	Value

Mexico — 0.2%
Alfa SAB de CV, Class A	1,292,600	$860,822
America Movil SAB de CV, Series L, NVS	8,005,300	4,857,169
Cemex SAB de CV, CPO, NVS	5,352,554	2,203,660
Coca-Cola Femsa SAB de CV	43,900	165,717
Fibra Uno Administracion SA de CV	573,900	433,442
Fomento Economico Mexicano SAB de CV	542,800	2,900,290
Gruma SAB de CV, Class B	30,855	327,162
Grupo Aeroportuario del Pacifico SAB de CV, Class B	89,300	740,883
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	45,435	523,204
Grupo Bimbo SAB de CV, Series A	317,800	612,225
Grupo Carso SAB de CV, Series A1(a)	21,000	38,768
Grupo Financiero Banorte SAB de CV, Class O(a)	686,100	3,047,184
Grupo Financiero Inbursa SAB de CV, Class O(a)	100	74
Grupo Mexico SAB de CV, Series B	1,016,728	2,878,997
Grupo Televisa SAB, CPO(a)	719,200	906,880
Industrias Penoles SAB de CV	32,305	512,811
Infraestructura Energetica Nova SAB de CV(a)	73,100	243,856
Kimberly-Clark de Mexico SAB de CV, Class A	259,300	384,243
Megacable Holdings SAB de CV, CPO	7,100	22,454
Orbia Advance Corp. SAB de CV	549,623	968,928
Wal-Mart de Mexico SAB de CV	1,305,900	3,145,453

		25,774,222

Netherlands — 1.3%
ABN AMRO Bank NV, CVA(a)(d)	61,054	501,103
Adyen NV(a)(d)	4,589	7,737,603
Aegon NV	602,041	1,623,480
AerCap Holdings NV(a)(b)	42,835	1,063,593
Akzo Nobel NV	52,059	5,015,002
Altice Europe NV(a)	167,740	826,312
ArcelorMittal SA(a)(b)	190,143	2,580,778
ASML Holding NV	106,693	38,775,762
Davide Campari-Milano NV	249,278	2,602,889
EXOR NV	19,468	1,011,407
Heineken Holding NV	12,299	950,562
Heineken NV	65,462	5,810,507
ING Groep NV(a)	912,904	6,230,436
Just Eat Takeaway.com NV, New(a)(d)	32,288	3,592,570
Koninklijke Ahold Delhaize NV	275,747	7,577,197
Koninklijke DSM NV	45,137	7,226,820
Koninklijke KPN NV	954,491	2,579,465
Koninklijke Philips NV(a)	229,919	10,679,364
Koninklijke Vopak NV	21,104	1,097,139
NN Group NV	88,048	3,070,726
NXP Semiconductors NV	71,311	9,635,542
Prosus NV	121,087	12,099,109
QIAGEN NV(a)	55,502	2,635,841
Randstad NV(a)	21,540	1,076,649
Unilever NV	324,540	18,353,854
Wolters Kluwer NV	75,342	6,106,486

		160,460,196

New Zealand — 0.1%
a2 Milk Co. Ltd. (The)(a)(b)	205,730	1,990,556
Auckland International Airport Ltd.(a)	453,649	2,098,717
Fisher & Paykel Healthcare Corp. Ltd.	157,986	3,654,454
Meridian Energy Ltd.	228,859	801,640
Ryman Healthcare Ltd.	88,717	820,863
Spark New Zealand Ltd.	254,229	754,410

		10,120,640

10

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 0.1%
DNB ASA(a)	232,264	$3,127,194
Equinor ASA	252,896	3,207,880
Gjensidige Forsikring ASA	33,914	643,237
Mowi ASA	90,051	1,419,227
Norsk Hydro ASA(a)	277,273	775,355
Orkla ASA	225,836	2,128,217
Schibsted ASA, Class B(a)	24,600	881,692
Telenor ASA	195,316	3,007,738
Yara International ASA	53,287	1,853,563

		17,044,103

Pakistan — 0.0%
Habib Bank Ltd.	141,886	115,236
MCB Bank Ltd.	241,560	250,637
Oil & Gas Development Co. Ltd.	322,067	187,832

		553,705

Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	82,080	1,007,121
Credicorp Ltd.	17,309	1,984,996
Southern Copper Corp.	13,652	714,546

		3,706,663

Philippines — 0.1%
Aboitiz Equity Ventures Inc.	774,930	713,288
Aboitiz Power Corp.	718,300	401,447
Ayala Corp.	51,850	817,387
Ayala Land Inc.	2,302,500	1,569,886
Bank of the Philippine Islands	664,754	1,010,179
BDO Unibank Inc.	979,175	1,798,526
GT Capital Holdings Inc.	7,390	65,655
JG Summit Holdings Inc.	392,689	521,287
Jollibee Foods Corp.	235,660	827,731
Metropolitan Bank & Trust Co.	475,750	400,554
PLDT Inc.	16,515	453,139
SM Investments Corp.	26,910	528,192
SM Prime Holdings Inc.	3,804,225	2,648,810

		11,756,081

Poland — 0.1%
Bank Polska Kasa Opieki SA(a)	55,488	591,739
CD Projekt SA(a)	16,309	1,380,033
Cyfrowy Polsat SA	194,753	1,212,631
Dino Polska SA(a)(b)(d)	9,145	501,583
KGHM Polska Miedz SA(a)	59,439	1,771,758
mBank SA(a)	8,270	240,983
Orange Polska SA(a)	25,646	39,339
Polski Koncern Naftowy ORLEN SA	69,848	671,395
Polskie Gornictwo Naftowe i Gazownictwo SA	336,920	354,456
Powszechna Kasa Oszczednosci Bank Polski SA(a)	265,662	1,270,435
Powszechny Zaklad Ubezpieczen SA(a)	117,028	637,739

		8,672,091

Portugal — 0.1%
Banco Espirito Santo SA, Registered(c)	3	0	(e)
EDP - Energias de Portugal SA	873,508	4,306,083
Galp Energia SGPS SA	98,020	793,997
Jeronimo Martins SGPS SA	86,324	1,371,563

		6,471,643

Qatar — 0.1%
Industries Qatar QSC	213,861	523,006
Masraf Al Rayan QSC	3,164,346	3,686,858
Mesaieed Petrochemical Holding Co.	917,382	461,640

Security	Shares	Value

Qatar (continued)
Ooredoo QPSC	555,646	$999,358
Qatar Islamic Bank SAQ	168,878	742,160
Qatar National Bank QPSC	1,039,093	4,989,270

		11,402,292

Russia — 0.3%
Alrosa PJSC	279,410	251,052
Gazprom PJSC	2,913,400	5,681,107
Inter RAO UES PJSC	13,198,000	844,141
LUKOIL PJSC	107,099	5,450,108
Magnit PJSC, GDR(f)	83,768	1,155,161
MMC Norilsk Nickel PJSC	18,109	4,297,178
Mobile TeleSystems PJSC, ADR	197,397	1,543,645
Moscow Exchange MICEX-RTS PJSC	490,370	826,666
Novatek PJSC, GDR(f)	25,185	3,034,792
Novolipetsk Steel PJSC	316,690	741,052
PhosAgro PJSC, GDR, Registered Shares(f)	85,980	990,490
Polymetal International PLC	53,027	1,117,011
Polyus PJSC	9,578	1,874,932
Rosneft Oil Co. PJSC	352,530	1,557,141
Sberbank of Russia PJSC	2,315,650	5,856,457
Severstal PAO	34,238	467,950
Surgutneftegas PJSC	3,422,710	1,418,818
Tatneft PJSC, ADR	56,928	1,771,599
X5 Retail Group NV, GDR(f)	24,002	844,580
Yandex NV, Class A(a)	44,440	2,529,732

		42,253,612

Saudi Arabia — 0.3%
Al Rajhi Bank	275,878	4,840,352
Alinma Bank(a)	826,210	3,366,261
Almarai Co. JSC	104,497	1,437,764
Arab National Bank	101,166	511,994
Bank AlBilad	20,845	129,284
Bank Al-Jazira	873,946	3,034,098
Banque Saudi Fransi	229,146	1,814,691
Co for Cooperative Insurance (The)(a)	7,781	168,056
Dar Al Arkan Real Estate Development Co.(a)	53,182	113,304
Etihad Etisalat Co.(a)	57,162	426,775
National Commercial Bank	270,725	2,818,924
Riyad Bank	472,440	2,267,531
Sahara International Petrochemical Co.	57,299	222,761
Samba Financial Group	428,204	3,151,329
Saudi Arabian Fertilizer Co.	100,018	2,010,868
Saudi Arabian Mining Co.(a)	65,420	650,659
Saudi Arabian Oil Co.(d)	346,295	3,111,789
Saudi Basic Industries Corp.	187,463	4,498,752
Saudi British Bank (The)	109,990	698,601
Saudi Cement Co.	10,209	147,542
Saudi Electricity Co.	420,236	2,120,061
Saudi Industrial Investment Group	33,943	183,730
Saudi Kayan Petrochemical Co.(a)	28,994	73,291
Saudi Telecom Co.	142,283	3,782,528
Savola Group (The)	48,599	593,508
Yanbu National Petrochemical Co.	23,046	353,344

		42,527,797

Singapore — 0.3%
Ascendas REIT	1,338,258	2,822,543
BOC Aviation Ltd.(d)	70,100	432,540
CapitaLand Ltd.	1,620,100	3,049,181
CapitaLand Mall Trust	1,759,212	2,228,808

11

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
City Developments Ltd.	111,500	$517,693
DBS Group Holdings Ltd.	380,700	5,673,559
Genting Singapore Ltd.	2,424,300	1,145,129
Jardine Cycle & Carriage Ltd.	57,400	746,557
Keppel Corp. Ltd.(b)	568,500	1,827,693
Mapletree Commercial Trust	505,200	636,356
Mapletree Logistics Trust(b)	552,900	789,568
Oversea-Chinese Banking Corp. Ltd.(b)	626,700	3,864,382
Singapore Airlines Ltd.(b)	245,700	609,977
Singapore Exchange Ltd.	64,300	407,791
Singapore Technologies Engineering Ltd.(b)	216,400	553,084
Singapore Telecommunications Ltd.(b)	1,688,200	2,509,737
Suntec REIT(b)	302,700	297,047
United Overseas Bank Ltd.	230,600	3,206,953
UOL Group Ltd.	72,600	330,701
Venture Corp. Ltd.	76,800	1,083,243
Wilmar International Ltd.	425,000	1,257,415
Yangzijiang Shipbuilding Holdings Ltd.	571,000	384,709

		34,374,666

South Africa — 0.5%
Absa Group Ltd.	87,517	468,212
Anglo American Platinum Ltd.	13,035	854,688
AngloGold Ashanti Ltd.	95,519	2,168,184
Aspen Pharmacare Holdings Ltd.(a)	90,808	589,878
Bid Corp. Ltd.	115,999	1,589,844
Bidvest Group Ltd. (The)	25,900	212,412
Capitec Bank Holdings Ltd.(a)(b)	33,088	2,321,429
Clicks Group Ltd.	39,154	568,560
Discovery Ltd.(b)	50,165	330,343
Exxaro Resources Ltd.	25,271	169,570
FirstRand Ltd.	974,122	2,254,142
Gold Fields Ltd.	250,602	2,662,755
Growthpoint Properties Ltd.	1,624,201	1,060,560
Impala Platinum Holdings Ltd.	207,264	1,821,130
Kumba Iron Ore Ltd.	12,480	368,906
Momentum Metropolitan Holdings	1,015,238	812,253
Mr. Price Group Ltd.	98,932	748,105
MTN Group Ltd.	440,552	1,566,859
MultiChoice Group Ltd.	160,248	1,321,235
Naspers Ltd., Class N	110,863	21,569,254
Nedbank Group Ltd.	125,364	740,515
NEPI Rockcastle PLC	95,819	339,491
Northam Platinum Ltd.(a)	98,673	940,107
Old Mutual Ltd.	1,552,540	896,243
Reinet Investments SCA	31,273	496,230
Remgro Ltd.	50,944	270,792
Sanlam Ltd.	782,641	2,276,818
Sasol Ltd.(a)	156,932	811,570
Shoprite Holdings Ltd.	85,450	677,920
Sibanye Stillwater Ltd.	573,428	1,656,187
Standard Bank Group Ltd.	321,528	2,098,898
Tiger Brands Ltd.	26,349	326,737
Vodacom Group Ltd.	119,982	904,771
Woolworths Holdings Ltd.	350,796	754,107

		56,648,705

South Korea — 1.5%
Amorepacific Corp.	9,410	1,310,285
AMOREPACIFIC Group	10,997	422,067
BGF retail Co. Ltd.	4,223	439,159

Security	Shares	Value

South Korea (continued)
Celltrion Healthcare Co. Ltd.(a)	21,230	$1,584,719
Celltrion Inc.(a)	24,100	5,118,622
CJ CheilJedang Corp.	3,584	1,140,234
CJ Corp.	11,789	789,604
CJ ENM Co. Ltd.	6,140	711,563
CJ Logistics Corp.(a)	999	140,425
Coway Co. Ltd.	17,621	1,077,727
Daelim Industrial Co. Ltd.	3,896	267,814
DB Insurance Co. Ltd.	8,850	345,124
Douzone Bizon Co. Ltd.	7,285	640,094
Fila Holdings Corp.	8,863	299,157
GS Engineering & Construction Corp.	35,734	840,837
GS Retail Co. Ltd.	16,816	475,715
Hana Financial Group Inc.	92,519	2,478,697
Hankook Tire & Technology Co. Ltd.	28,504	795,057
Hanmi Pharm Co. Ltd.	2,711	627,159
Hanwha Corp.	58,653	1,243,152
HLB Inc.(a)(b)	14,598	1,183,587
Hotel Shilla Co. Ltd.	7,699	503,451
Hyundai Engineering & Construction Co. Ltd.	11,194	302,367
Hyundai Glovis Co. Ltd.	7,989	1,179,305
Hyundai Heavy Industries Holdings Co. Ltd.	4,455	842,159
Hyundai Marine & Fire Insurance Co. Ltd.	24,040	493,639
Hyundai Mobis Co. Ltd.	16,280	3,235,340
Hyundai Motor Co.	43,048	6,240,765
Hyundai Steel Co.	35,147	895,169
Kakao Corp.	15,046	4,375,765
Kangwon Land Inc.	26,358	490,133
KB Financial Group Inc.	89,862	3,175,699
Kia Motors Corp.	63,095	2,808,053
KMW Co. Ltd.(a)(b)	10,803	593,132
Korea Aerospace Industries Ltd.	28,442	546,431
Korea Electric Power Corp.(a)	66,273	1,165,195
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	12,715	878,519
Korea Zinc Co. Ltd.	3,633	1,224,661
KT&G Corp.	29,479	2,104,344
LG Chem Ltd.	12,716	6,847,163
LG Corp.	40,651	2,428,957
LG Display Co. Ltd.(a)	100,066	1,239,030
LG Electronics Inc.	32,684	2,419,543
LG Household & Health Care Ltd.	2,770	3,661,761
LG Innotek Co. Ltd.	2,780	372,398
LG Uplus Corp.	28,390	276,469
Lotte Chemical Corp.	5,918	1,215,206
Lotte Corp.	11,115	278,193
Lotte Shopping Co. Ltd.	4,175	306,861
Mirae Asset Daewoo Co. Ltd.	284,981	2,102,134
NAVER Corp.	30,749	7,858,650
NCSoft Corp.	4,473	3,059,001
Netmarble Corp.(a)(d)	8,745	901,705
Orion Corp./Republic of Korea	10,110	966,718
Ottogi Corp.	2,099	984,109
Pearl Abyss Corp.(a)	1,726	304,982
POSCO	17,139	3,141,722
Samsung Biologics Co. Ltd.(a)(d)	4,608	2,769,592
Samsung C&T Corp.	24,449	2,380,906
Samsung Electro-Mechanics Co. Ltd.	11,547	1,358,530
Samsung Electronics Co. Ltd.	1,176,791	58,699,542
Samsung Engineering Co. Ltd.(a)	28,460	294,708
Samsung Fire & Marine Insurance Co. Ltd.	10,891	1,718,066

12

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung Heavy Industries Co. Ltd.(a)	101,378	$451,184
Samsung SDI Co. Ltd.	14,020	5,461,214
Samsung SDS Co. Ltd.	6,304	936,128
Shinhan Financial Group Co. Ltd.	93,316	2,495,938
SK Holdings Co. Ltd.	8,898	1,431,114
SK Hynix Inc.	137,304	9,668,273
SK Innovation Co. Ltd.	17,619	1,948,695
SK Telecom Co. Ltd.	7,513	1,416,923
S-Oil Corp.	8,959	428,724
Woori Financial Group Inc.	108,196	847,680

		183,656,744

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	76,322	1,813,634
Aena SME SA(a)(d)	12,610	1,698,020
Amadeus IT Group SA	108,377	5,174,696
Banco Bilbao Vizcaya Argentaria SA	1,465,952	4,204,144
Banco Santander SA(a)	4,000,930	7,973,152
Bankinter SA	132,022	494,729
CaixaBank SA	1,088,256	1,980,076
Cellnex Telecom SA(d)	73,453	4,716,160
Enagas SA	14,013	302,466
Endesa SA	53,421	1,431,853
Ferrovial SA	153,585	3,323,131
Grifols SA	82,715	2,234,369
Iberdrola SA	1,463,198	17,257,105
Industria de Diseno Textil SA	267,675	6,607,065
Naturgy Energy Group SA	58,919	1,094,677
Red Electrica Corp. SA	116,669	2,055,515
Repsol SA	401,833	2,499,520
Siemens Gamesa Renewable Energy SA	61,488	1,742,619
Telefonica SA	1,165,492	3,809,490

		70,412,421

Sweden — 0.8%
Alfa Laval AB(a)(b)	58,765	1,191,653
Assa Abloy AB, Class B	250,274	5,370,355
Atlas Copco AB, Class A	244,113	10,775,237
Atlas Copco AB, Class B	41,234	1,581,050
Boliden AB	83,160	2,272,123
Electrolux AB, Series B	87,887	1,983,620
Epiroc AB, Class A	277,222	4,142,220
EQTAB	62,399	1,188,582
Essity AB, Class B	155,113	4,494,211
Evolution Gaming Group AB(d)	32,569	2,418,576
Hennes & Mauritz AB, Class B(b)	207,983	3,378,703
Hexagon AB, Class B(a)	74,753	5,462,143
Husqvarna AB, Class B	77,746	803,563
ICA Gruppen AB	22,544	1,067,029
Industrivarden AB, Class C(a)	23,664	605,082
Investment AB Latour, Class B	17,022	397,384
Investor AB, Class B	109,567	6,578,094
Kinnevik AB, Class B	57,288	2,350,114
L E Lundbergforetagen AB, Class B(a)	12,853	578,455
Lundin Energy AB	57,906	1,104,951
Nibe Industrier AB, Class B(a)	73,937	1,782,565
Sandvik AB(a)	287,948	5,127,400
Securitas AB, Class B(a)	36,543	517,078
Skandinaviska Enskilda Banken AB, Class A(a)	392,740	3,366,538
Skanska AB, Class B	70,581	1,326,593
SKF AB, Class B	136,963	2,803,532

Security	Shares	Value

Sweden (continued)
Svenska Cellulosa AB SCA, Class B(a)	135,067	$1,832,273
Svenska Handelsbanken AB, Class A(a)	362,984	2,941,014
Swedbank AB, Class A(a)	225,707	3,537,310
Swedish Match AB	36,109	2,720,401
Tele2 AB, Class B	91,950	1,090,345
Telefonaktiebolaget LM Ericsson, Class B	750,518	8,370,989
Telia Co. AB	669,274	2,565,469
Volvo AB, Class B(a)	354,698	6,899,778

		102,624,430

Switzerland — 2.7%
ABB Ltd., Registered	441,792	10,724,862
Adecco Group AG, Registered	50,633	2,485,936
Alcon Inc.(a)	119,818	6,810,886
Baloise Holding AG, Registered	8,110	1,108,704
Barry Callebaut AG, Registered	670	1,383,787
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	319	2,530,282
Chocoladefabriken Lindt & Spruengli AG, Registered	12	1,038,241
Cie. Financiere Richemont SA, Class A, Registered	124,912	7,836,386
Clariant AG, Registered	36,836	631,784
Coca-Cola HBC AG	60,463	1,372,036
Credit Suisse Group AG, Registered	527,321	4,961,667
EMS-Chemie Holding AG, Registered	1,756	1,544,199
Geberit AG, Registered	10,216	5,818,288
Givaudan SA, Registered	2,117	8,629,220
Julius Baer Group Ltd.	66,533	2,971,863
Kuehne + Nagel International AG, Registered	17,302	3,456,436
LafargeHolcim Ltd., Registered	117,649	5,050,994
Logitech International SA, Registered	39,842	3,355,848
Lonza Group AG, Registered	19,275	11,675,828
Nestle SA, Registered	733,220	82,477,750
Novartis AG, Registered	532,684	41,548,829
Partners Group Holding AG	5,319	4,796,995
Roche Holding AG, NVS	173,686	55,855,053
Schindler Holding AG, Participation Certificates, NVS	9,079	2,322,869
Schindler Holding AG, Registered	8,488	2,179,996
SGS SA, Registered	1,390	3,474,431
Siemens Energy AG(a)	94,064	2,059,924
Sika AG, Registered	34,746	8,556,186
Sonova Holding AG, Registered(a)	14,319	3,397,941
Straumann Holding AG, Registered	2,272	2,369,791
Swatch Group AG (The), Bearer	11,165	2,362,612
Swiss Life Holding AG, Registered	6,963	2,341,385
Swiss Prime Site AG, Registered	24,789	2,085,246
Swiss Re AG	73,615	5,280,072
Swisscom AG, Registered	7,719	3,927,085
Temenos AG, Registered(b)	21,050	2,260,828
UBS Group AG, Registered	925,913	10,753,744
Vifor Pharma AG	16,490	1,855,811
Zurich Insurance Group AG	36,293	12,037,611

		335,331,406

Taiwan — 1.6%
Accton Technology Corp.	138,000	1,001,101
Acer Inc.	1,986,000	1,655,955
Advantech Co. Ltd.	92,388	933,457
Airtac International Group	30,000	805,496
ASE Technology Holding Co. Ltd.	1,032,873	2,282,153
Asia Cement Corp.	352,000	506,400
Asustek Computer Inc.	144,000	1,220,830

13

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
AU Optronics Corp.(a)	2,062,000	$832,629
Catcher Technology Co. Ltd.	155,000	978,115
Cathay Financial Holding Co. Ltd.	2,459,357	3,301,670
Chailease Holding Co. Ltd.	189,280	916,506
Chang Hwa Commercial Bank Ltd.	3,388,158	2,019,616
China Development Financial Holding Corp.	8,325,000	2,438,985
China Steel Corp.	2,423,305	1,719,828
Chunghwa Telecom Co. Ltd.	753,140	2,817,347
CTBC Financial Holding Co. Ltd.	3,827,142	2,415,086
Delta Electronics Inc.	407,000	2,703,515
E.Sun Financial Holding Co. Ltd.	4,234,815	3,597,672
Eclat Textile Co. Ltd.	33,000	436,677
Eva Airways Corp.	2,980,749	1,125,460
Far EasTone Telecommunications Co. Ltd.	596,000	1,250,197
Feng TAY Enterprise Co. Ltd.	50,800	307,249
First Financial Holding Co. Ltd.	2,539,543	1,780,126
Formosa Chemicals & Fibre Corp.	818,000	1,967,535
Formosa Plastics Corp.	1,093,160	3,023,020
Formosa Taffeta Co. Ltd.	1,249,000	1,364,562
Fubon Financial Holding Co. Ltd.	268,000	381,338
Giant Manufacturing Co. Ltd.	91,000	893,981
Globalwafers Co. Ltd.	51,000	739,944
Highwealth Construction Corp.	1,033,600	1,499,621
Hiwin Technologies Corp.	54,080	470,779
Hon Hai Precision Industry Co. Ltd.	3,113,000	8,434,545
Hotai Motor Co. Ltd.	85,000	1,788,942
Hua Nan Financial Holdings Co. Ltd.	2,040,163	1,226,801
Largan Precision Co. Ltd.	23,000	2,432,395
Lite-On Technology Corp.	358,000	582,617
MediaTek Inc.	357,000	8,462,111
Mega Financial Holding Co. Ltd.	2,456,287	2,365,819
Micro-Star International Co. Ltd.	252,000	1,013,163
Nan Ya Plastics Corp.	1,620,830	3,326,261
Nanya Technology Corp.	295,000	596,116
Novatek Microelectronics Corp.	135,000	1,260,160
Pegatron Corp.	382,000	821,333
President Chain Store Corp.	97,000	874,928
Quanta Computer Inc.	572,000	1,439,824
Realtek Semiconductor Corp.	154,000	1,913,996
Shanghai Commercial & Savings Bank Ltd. (The)	564,000	730,547
SinoPac Financial Holdings Co. Ltd.	6,848,842	2,562,015
Taishin Financial Holding Co. Ltd.	7,431,340	3,273,546
Taiwan Business Bank	6,639,620	2,181,986
Taiwan Cement Corp.	882,013	1,250,393
Taiwan Cooperative Financial Holding Co. Ltd.	4,773,903	3,204,466
Taiwan High Speed Rail Corp.	343,000	362,744
Taiwan Mobile Co. Ltd.	596,000	2,035,737
Taiwan Semiconductor Manufacturing Co. Ltd.	6,063,000	91,569,773
Uni-President Enterprises Corp.	1,387,600	2,973,758
United Microelectronics Corp.	3,219,000	3,454,937
Walsin Technology Corp.	82,000	468,719
Win Semiconductors Corp.	84,000	913,315
Wistron Corp.	600,000	597,829
Wiwynn Corp.	31,000	787,911
Yageo Corp.	97,000	1,205,569
Yuanta Financial Holding Co. Ltd.	1,061,840	658,928
Zhen Ding Technology Holding Ltd.	198,000	837,590

		202,995,624

Thailand — 0.2%
Advanced Info Service PCL, NVDR	274,000	1,516,484

Security	Shares	Value

Thailand (continued)
B Grimm Power PCL, NVDR	211,100	$265,843
Bangkok Bank PCL, Foreign(b)	372,000	1,154,761
Bangkok Dusit Medical Services PCL, NVDR	3,770,600	2,117,125
Bangkok Expressway & Metro PCL, NVDR	4,472,900	1,176,796
BTS Group Holdings PCL, NVDR(b)	2,132,100	608,829
Central Pattana PCL, NVDR	1,599,800	1,976,171
Charoen Pokphand Foods PCL, NVDR	2,215,300	1,794,700
CP ALL PCL, NVDR(a)	1,298,700	2,239,677
Electricity Generating PCL, NVDR	69,100	368,031
Energy Absolute PCL, NVDR	749,000	913,195
Global Power Synergy PCL, NVDR	195,100	323,941
Gulf Energy Development PCL, NVDR	699,056	639,227
Indorama Ventures PCL, NVDR(b)	767,033	543,882
Intouch Holdings PCL, NVDR	770,200	1,322,073
Kasikornbank PCL, Foreign	122,900	300,670
Kasikornbank PCL, NVDR(b)	486,123	1,189,280
Muangthai Capital PCL, NVDR(a)	193,200	339,382
Osotspa PCL, NVDR	192,300	197,436
PTT Global Chemical PCL, NVDR(b)	553,400	710,227
PTT PCL, NVDR	2,817,200	2,802,060
Ratch Group PCL, NVDR(b)	477,900	712,997
Siam Cement PCL (The), NVDR	183,900	1,994,327
Srisawad Corp PCL, NVDR(b)	200,900	319,068
True Corp. PCL, NVDR(b)	2,439,000	212,852

		25,739,034

Turkey — 0.0%
Akbank T.A.S.(a)	973,771	554,084
Anadolu Efes Biracilik Ve Malt Sanayii AS	145,959	338,302
Aselsan Elektronik Sanayi Ve Ticaret AS	270,038	539,561
BIM Birlesik Magazalar AS	171,178	1,364,033
Eregli Demir ve Celik Fabrikalari TAS	482,847	548,912
Tupras Turkiye Petrol Rafinerileri AS(a)(b)	45,114	402,275
Turkcell Iletisim Hizmetleri AS	275,729	480,215
Turkiye Garanti Bankasi AS(a)	782,604	616,150

		4,843,532

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	1,257,421	2,009,464
Aldar Properties PJSC	2,209,043	1,647,844
Emaar Malls PJSC(a)	143,383	57,772
Emaar Properties PJSC(a)	1,386,333	1,007,721
Emirates NBD Bank PJSC	465,239	1,203,264
Emirates Telecommunications Group Co. PJSC	153,941	707,437
First Abu Dhabi Bank PJSC	493,854	1,540,794

		8,174,296

United Kingdom — 3.5%
3i Group PLC	312,267	3,880,146
Admiral Group PLC	40,382	1,435,883
Amcor PLC	376,172	3,923,474
Anglo American PLC	270,410	6,332,684
Antofagasta PLC	118,885	1,582,530
Aptiv PLC	65,673	6,336,788
Ashtead Group PLC	124,534	4,508,630
Associated British Foods PLC	88,000	1,931,484
AstraZeneca PLC	324,550	32,589,496
Auto Trader Group PLC(d)	317,601	2,377,711
AVEVA Group PLC	18,913	1,049,099
Aviva PLC	765,604	2,549,060
BAE Systems PLC	850,621	4,366,417
Barclays PLC(a)	3,870,640	5,333,050

14

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Barratt Developments PLC(a)	260,800	$1,627,060
Berkeley Group Holdings PLC	56,547	2,966,287
BP PLC	5,027,625	12,780,417
British American Tobacco PLC	573,416	18,150,135
British Land Co. PLC (The)	320,390	1,444,126
BT Group PLC	2,038,400	2,672,551
Bunzl PLC	69,283	2,149,991
Burberry Group PLC	114,176	2,001,857
Coca-Cola European Partners PLC	51,874	1,852,420
Compass Group PLC	401,973	5,483,375
Croda International PLC	20,820	1,624,369
DCC PLC	22,814	1,482,005
Diageo PLC	548,188	17,713,094
Direct Line Insurance Group PLC	201,353	686,021
Evraz PLC	98,049	455,765
Experian PLC	239,337	8,717,568
Ferguson PLC	60,803	6,070,905
Fiat Chrysler Automobiles NV(a)	285,307	3,503,525
GlaxoSmithKline PLC	1,223,642	20,438,466
Glencore PLC(a)	2,600,000	5,241,048
GVC Holdings PLC(a)	151,336	1,890,636
Halma PLC	64,552	1,976,469
Hargreaves Lansdown PLC	74,764	1,307,460
Hikma Pharmaceuticals PLC	32,442	1,052,883
HSBC Holdings PLC	5,029,985	21,107,993
Imperial Brands PLC	234,400	3,709,690
Informa PLC(a)	279,370	1,509,923
InterContinental Hotels Group PLC(a)	26,236	1,328,431
Intertek Group PLC	46,283	3,334,504
J Sainsbury PLC	549,157	1,431,481
JD Sports Fashion PLC	112,671	1,079,807
Johnson Matthey PLC	69,096	1,919,941
Kingfisher PLC(a)	657,664	2,441,383
Land Securities Group PLC	238,333	1,569,483
Legal & General Group PLC	1,619,422	3,869,552
Lloyds Banking Group PLC(a)	16,994,659	6,158,241
London Stock Exchange Group PLC	82,809	8,863,426
M&G PLC	546,771	1,036,779
Melrose Industries PLC(a)	1,278,114	1,977,338
Mondi PLC	74,410	1,407,584
National Grid PLC	812,000	9,648,731
Natwest Group PLC(a)	1,195,200	1,919,379
Next PLC	36,326	2,743,021
NMC Health PLC(a)(c)	19,275	0	(e)
Ocado Group PLC(a)	118,643	3,491,508
Pearson PLC(b)	226,597	1,494,249
Persimmon PLC	81,600	2,464,686
Prudential PLC	614,972	7,496,759
Reckitt Benckiser Group PLC	171,240	15,056,110
RELX PLC	487,844	9,635,202
Rentokil Initial PLC(a)	405,639	2,758,825
Rio Tinto PLC	296,810	16,721,095
Rolls-Royce Holdings PLC(b)	480,679	443,267
Royal Dutch Shell PLC, Class A	946,103	11,809,849
Royal Dutch Shell PLC, Class B	996,666	11,971,925
RSA Insurance Group PLC	432,458	2,368,637
Sage Group PLC (The)	178,602	1,467,807
Schroders PLC	18,811	635,793
Segro PLC	239,364	2,791,669
Sensata Technologies Holding PLC(a)	33,901	1,481,813

Security	Shares	Value

United Kingdom (continued)
Severn Trent PLC	82,340	$2,587,115
Smith & Nephew PLC	237,676	4,107,267
Smiths Group PLC	80,371	1,381,613
Spirax-Sarco Engineering PLC	15,451	2,253,535
SSE PLC	258,400	4,193,097
St. James’s Place PLC	205,611	2,390,569
Standard Chartered PLC(a)	672,000	3,056,777
Standard Life Aberdeen PLC	678,990	1,970,962
Taylor Wimpey PLC(a)	961,049	1,314,710
Tesco PLC	2,230,400	5,926,431
Unilever PLC	316,037	17,996,327
United Utilities Group PLC	122,283	1,365,139
Vodafone Group PLC	6,541,233	8,711,551
Whitbread PLC(a)	39,952	1,109,096
Wm Morrison Supermarkets PLC	746,091	1,571,490
WPP PLC	319,200	2,544,867

		433,111,312

United States — 57.4%
3M Co.	141,330	22,607,147
A O Smith Corp.	29,807	1,540,724
Abbott Laboratories	437,266	45,961,029
AbbVie Inc.	438,981	37,357,283
ABIOMED Inc.(a)	11,558	2,911,229
Accenture PLC, Class A	157,485	34,160,071
Activision Blizzard Inc.	193,806	14,676,928
Adobe Inc.(a)	120,300	53,786,130
Advance Auto Parts Inc.	18,291	2,693,898
Advanced Micro Devices Inc.(a)	291,744	21,965,406
AES Corp. (The)	181,679	3,542,741
Aflac Inc.	177,875	6,038,856
Agilent Technologies Inc.	80,349	8,202,829
AGNC Investment Corp.	143,144	1,999,722
Air Products & Chemicals Inc.	56,007	15,471,374
Akamai Technologies Inc.(a)	41,517	3,949,097
Albemarle Corp.	27,823	2,593,382
Alexandria Real Estate Equities Inc.	28,834	4,368,928
Alexion Pharmaceuticals Inc.(a)	53,924	6,208,809
Align Technology Inc.(a)	18,901	8,053,338
Alleghany Corp.	3,478	1,902,223
Allegion PLC	21,680	2,135,480
Alliant Energy Corp.	68,059	3,762,302
Allstate Corp. (The)	79,245	7,032,994
Ally Financial Inc.	83,476	2,227,140
Alnylam Pharmaceuticals Inc.(a)	29,799	3,664,383
Alphabet Inc., Class A(a)	73,897	119,425,681
Alphabet Inc., Class C, NVS(a)	75,747	122,786,644
Altice USA Inc., Class A(a)	67,017	1,806,108
Altria Group Inc.	458,631	16,547,406
Amazon.com Inc.(a)	104,654	317,745,242
AMERCO	2,319	805,064
Ameren Corp.	66,863	5,423,927
American Electric Power Co. Inc.	123,954	11,147,183
American Express Co.	168,403	15,365,090
American Financial Group Inc./OH	16,564	1,241,306
American International Group Inc.	216,723	6,824,607
American Tower Corp.	109,376	25,118,198
American Water Works Co. Inc.	47,346	7,126,046
Ameriprise Financial Inc.	30,588	4,919,468
AmerisourceBergen Corp.	38,995	3,746,250
AMETEK Inc.	57,486	5,645,125

15

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Amgen Inc.	147,314	$31,958,299
Amphenol Corp., Class A	78,468	8,854,329
Analog Devices Inc.	92,783	10,997,569
Annaly Capital Management Inc.	362,873	2,572,770
ANSYS Inc.(a)	19,243	5,856,992
Anthem Inc.	63,145	17,225,956
Aon PLC, Class A	59,596	10,966,260
Apollo Global Management Inc.	47,209	1,740,124
Apple Inc.	4,297,047	467,776,536
Applied Materials Inc.	232,707	13,783,236
Aramark	50,600	1,403,644
Arch Capital Group Ltd.(a)(b)	100,832	3,046,135
Archer-Daniels-Midland Co.	138,619	6,409,743
Arista Networks Inc.(a)	14,497	3,028,423
Arrow Electronics Inc.(a)	20,228	1,575,559
Arthur J Gallagher & Co.	43,388	4,499,769
Assurant Inc.	13,345	1,659,718
AT&T Inc.	1,753,790	47,387,406
Athene Holding Ltd., Class A(a)	32,681	1,048,406
Atmos Energy Corp.	30,449	2,791,260
Autodesk Inc.(a)	55,350	13,037,139
Autoliv Inc.	25,819	1,957,080
Automatic Data Processing Inc.	109,699	17,328,054
AutoZone Inc.(a)	5,970	6,740,011
Avalara Inc.(a)(b)	20,766	3,095,172
AvalonBay Communities Inc.	35,236	4,902,385
Avantor Inc.(a)	104,247	2,425,828
Avery Dennison Corp.	16,016	2,216,454
Axalta Coating Systems Ltd.(a)	42,161	1,058,663
Baker Hughes Co.	148,352	2,191,159
Ball Corp.	77,953	6,937,817
Bank of America Corp.	1,937,876	45,927,661
Bank of New York Mellon Corp. (The)	203,007	6,975,321
Baxter International Inc.	124,100	9,626,437
Becton Dickinson and Co.	70,279	16,243,585
Berkshire Hathaway Inc., Class B(a)	343,210	69,294,099
Best Buy Co. Inc.	61,634	6,875,273
Biogen Inc.(a)	41,183	10,380,999
BioMarin Pharmaceutical Inc.(a)	46,887	3,489,799
Bio-Rad Laboratories Inc., Class A(a)	5,868	3,441,113
Black Knight Inc.(a)	31,917	2,807,100
BlackRock Inc.(g)	37,559	22,505,728
Blackstone Group Inc. (The), Class A	168,849	8,513,367
Boeing Co. (The)	133,654	19,298,301
Booking Holdings Inc.(a)	10,062	16,325,595
Booz Allen Hamilton Holding Corp.	34,384	2,699,144
BorgWarner Inc.	59,353	2,076,168
Boston Properties Inc.	39,287	2,844,772
Boston Scientific Corp.(a)	357,454	12,249,949
Bristol-Myers Squibb Co.	568,559	33,232,274
Broadcom Inc.	99,014	34,618,265
Broadridge Financial Solutions Inc.	26,477	3,643,235
Brown & Brown Inc.	60,623	2,637,707
Brown-Forman Corp., Class B, NVS	77,265	5,386,143
Bunge Ltd.	44,338	2,515,295
Burlington Stores Inc.(a)	17,404	3,369,066
Cable One Inc.	1,063	1,840,967
Cabot Oil & Gas Corp.	99,440	1,769,038
Cadence Design Systems Inc.(a)	71,074	7,773,363
Camden Property Trust	27,619	2,547,577

Security	Shares	Value

United States (continued)
Campbell Soup Co.	39,711	$1,853,312
Capital One Financial Corp.	113,428	8,289,318
Cardinal Health Inc.	75,274	3,446,796
CarMax Inc.(a)	42,287	3,655,288
Carnival Corp.(b)	118,220	1,620,796
Carrier Global Corp.	204,251	6,819,941
Catalent Inc.(a)	39,417	3,459,630
Caterpillar Inc.	133,999	21,044,543
Cboe Global Markets Inc.	29,453	2,394,234
CBRE Group Inc., Class A(a)	84,818	4,274,827
CDK Global Inc.	22,754	980,697
CDW Corp./DE	30,212	3,703,991
Celanese Corp.	27,373	3,107,109
Centene Corp.(a)	147,556	8,720,560
CenterPoint Energy Inc.	109,450	2,312,679
CenturyLink Inc.	242,627	2,091,445
Cerner Corp.	72,678	5,094,001
CF Industries Holdings Inc.	61,544	1,699,230
CH Robinson Worldwide Inc.(b)	35,280	3,119,810
Charles Schwab Corp. (The)	363,727	14,952,817
Charter Communications Inc., Class A(a)	37,035	22,362,474
Cheniere Energy Inc.(a)	64,114	3,069,137
Chevron Corp.	468,868	32,586,326
Chipotle Mexican Grill Inc.(a)	6,708	8,059,528
Chubb Ltd.	111,801	14,524,068
Church & Dwight Co. Inc.	61,938	5,474,700
Cigna Corp.	93,938	15,684,828
Cincinnati Financial Corp.	37,545	2,655,933
Cintas Corp.	20,777	6,535,405
Cisco Systems Inc.	1,047,893	37,619,359
Citigroup Inc.	514,074	21,292,945
Citizens Financial Group Inc.	114,904	3,131,134
Citrix Systems Inc.	29,472	3,338,293
Clorox Co. (The)	31,891	6,609,410
CME Group Inc.	90,103	13,580,324
CMS Energy Corp.	74,170	4,697,186
Coca-Cola Co. (The)	1,004,907	48,295,830
Cognex Corp.	41,622	2,742,890
Cognizant Technology Solutions Corp., Class A	137,515	9,821,321
Colgate-Palmolive Co.	197,674	15,594,502
Comcast Corp., Class A	1,113,939	47,052,783
Comerica Inc.	45,821	2,085,314
Conagra Brands Inc.	123,561	4,335,755
Concho Resources Inc.	50,976	2,116,014
ConocoPhillips	264,683	7,575,227
Consolidated Edison Inc.	81,970	6,433,825
Constellation Brands Inc., Class A	42,111	6,958,001
Cooper Companies Inc. (The)	11,323	3,612,603
Copart Inc.(a)	55,129	6,084,036
Corning Inc.	188,285	6,019,471
Corteva Inc.	190,349	6,277,710
CoStar Group Inc.(a)	9,604	7,909,950
Costco Wholesale Corp.	110,429	39,491,619
Coupa Software Inc.(a)	17,188	4,601,228
Crowdstrike Holdings Inc., Class A(a)	37,331	4,623,071
Crown Castle International Corp.	102,698	16,041,428
Crown Holdings Inc.(a)	30,046	2,577,947
CSX Corp.	187,120	14,771,253
Cummins Inc.	38,326	8,427,504
CVS Health Corp.	323,150	18,125,483

16

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Danaher Corp.	156,446	$35,910,615
Darden Restaurants Inc.	32,064	2,947,323
Datadog Inc., Class A(a)	33,129	3,006,457
DaVita Inc.(a)	23,748	2,048,265
Deere & Co.	73,883	16,690,909
Dell Technologies Inc., Class C(a)(b)	58,845	3,546,000
Delta Air Lines Inc.	42,382	1,298,584
DENTSPLY SIRONA Inc.	58,790	2,774,300
DexCom Inc.(a)	23,256	7,432,152
Diamondback Energy Inc.	43,483	1,128,819
Digital Realty Trust Inc.	66,075	9,534,623
Discover Financial Services	77,353	5,028,719
Discovery Inc., Class A(a)(b)	54,923	1,111,642
Discovery Inc., Class C, NVS(a)	67,843	1,242,884
DISH Network Corp., Class A(a)	65,815	1,677,624
DocuSign Inc.(a)	43,985	8,895,966
Dollar General Corp.	64,256	13,410,870
Dollar Tree Inc.(a)	58,671	5,299,165
Dominion Energy Inc.	208,255	16,731,207
Domino’s Pizza Inc.	9,903	3,746,503
Dover Corp.	36,038	3,989,767
Dow Inc.	184,034	8,371,707
DR Horton Inc.	91,093	6,085,923
Dropbox Inc., Class A(a)	56,783	1,036,858
DTE Energy Co.	43,297	5,343,716
Duke Energy Corp.	181,973	16,761,533
Duke Realty Corp.	93,523	3,552,939
DuPont de Nemours Inc.	179,975	10,236,978
Dynatrace Inc.(a)	52,521	1,854,517
East West Bancorp. Inc.	32,399	1,181,916
Eastman Chemical Co.	28,901	2,336,357
Eaton Corp. PLC	102,428	10,631,002
eBay Inc.	182,927	8,712,813
Ecolab Inc.	64,125	11,772,709
Edison International	89,982	5,042,591
Edwards Lifesciences Corp.(a)	159,561	11,438,928
Elanco Animal Health Inc.(a)	89,791	2,784,419
Electronic Arts Inc.(a)	73,581	8,817,211
Eli Lilly & Co.	215,588	28,125,610
Emerson Electric Co.	152,202	9,861,168
Entergy Corp.	50,472	5,108,776
EOG Resources Inc.	141,287	4,837,667
EPAM Systems Inc.(a)	13,011	4,019,748
Equifax Inc.	30,590	4,178,594
Equinix Inc.	21,678	15,851,821
Equitable Holdings Inc.	93,665	2,012,861
Equity LifeStyle Properties Inc.	38,435	2,274,968
Equity Residential	87,233	4,098,206
Erie Indemnity Co., Class A, NVS	6,265	1,458,931
Essential Utilities Inc.	58,983	2,430,100
Essex Property Trust Inc.	16,769	3,430,770
Estee Lauder Companies Inc. (The), Class A	55,265	12,139,510
Everest Re Group Ltd.	10,815	2,131,420
Evergy Inc.	48,132	2,656,886
Eversource Energy	78,565	6,856,368
Exact Sciences Corp.(a)	38,492	4,766,464
Exelon Corp.	239,674	9,560,596
Expedia Group Inc.	34,154	3,215,599
Expeditors International of Washington Inc.	48,067	4,247,681
Extra Space Storage Inc.	32,698	3,791,333

Security	Shares	Value

United States (continued)
Exxon Mobil Corp.	1,028,757	$33,558,053
F5 Networks Inc.(a)	15,429	2,051,131
Facebook Inc., Class A(a)	594,480	156,413,633
FactSet Research Systems Inc.	7,982	2,446,483
Fair Isaac Corp.(a)	6,712	2,627,412
Fastenal Co.	140,523	6,074,809
Federal Realty Investment Trust	21,810	1,500,092
FedEx Corp.	61,808	16,037,322
Fidelity National Financial Inc.	69,796	2,183,917
Fidelity National Information Services Inc.	154,919	19,301,358
Fifth Third Bancorp	187,178	4,346,273
First Republic Bank/CA	43,477	5,484,189
FirstEnergy Corp.	136,094	4,044,714
Fiserv Inc.(a)	146,332	13,970,316
FleetCor Technologies Inc.(a)	22,258	4,917,015
FLIR Systems Inc.	31,272	1,084,826
FMC Corp.	32,738	3,363,502
Ford Motor Co.	932,803	7,210,567
Fortinet Inc.(a)	37,308	4,117,684
Fortive Corp.	78,848	4,857,037
Fortune Brands Home & Security Inc.	32,707	2,645,015
Fox Corp., Class A, NVS	101,929	2,703,157
Franklin Resources Inc.	73,604	1,380,075
Freeport-McMoRan Inc.	362,989	6,294,229
Garmin Ltd.	29,250	3,042,585
Gartner Inc.(a)	24,109	2,895,491
General Dynamics Corp.	59,255	7,781,959
General Electric Co.	2,182,471	16,193,935
General Mills Inc.	150,316	8,886,682
General Motors Co.	311,637	10,760,826
Genuine Parts Co.	31,626	2,859,939
Gilead Sciences Inc.	315,640	18,354,466
Global Payments Inc.	73,819	11,644,209
Globe Life Inc.	18,297	1,483,704
GoDaddy Inc., Class A(a)	43,521	3,078,676
Goldman Sachs Group Inc. (The)	79,403	15,010,343
Guidewire Software Inc.(a)(b)	21,423	2,058,965
Halliburton Co.(b)	210,152	2,534,433
Hartford Financial Services Group Inc. (The)	92,775	3,573,693
Hasbro Inc.	31,843	2,634,053
HCA Healthcare Inc.	68,105	8,440,934
HD Supply Holdings Inc.(a)(b)	35,226	1,404,108
Healthpeak Properties Inc.	138,522	3,735,938
HEICO Corp.	13,594	1,428,050
HEICO Corp., Class A	15,260	1,426,810
Henry Schein Inc.(a)	30,016	1,908,417
Hershey Co. (The)	37,648	5,175,094
Hess Corp.	71,305	2,653,972
Hewlett Packard Enterprise Co.	325,003	2,808,026
Hilton Worldwide Holdings Inc.	59,756	5,247,174
Hologic Inc.(a)	62,165	4,278,195
Home Depot Inc. (The)	267,539	71,355,327
Honeywell International Inc.	175,076	28,878,786
Hormel Foods Corp.	77,084	3,753,220
Host Hotels & Resorts Inc.(b)	176,253	1,847,131
Howmet Aerospace Inc.	108,416	1,870,176
HP Inc.	368,004	6,609,352
Humana Inc.	33,570	13,403,830
Huntington Bancshares Inc./OH	240,611	2,511,979
Huntington Ingalls Industries Inc.	9,001	1,327,467

17

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
IAC/InterActiveCorp.(a)	20,222	$2,441,200
IDEX Corp.	15,643	2,665,411
IDEXX Laboratories Inc.(a)	22,545	9,577,567
IHS Markit Ltd.	95,957	7,760,043
Illinois Tool Works Inc.	76,962	15,075,317
Illumina Inc.(a)(b)	37,185	10,884,050
Incyte Corp.(a)(b)	47,912	4,151,096
Ingersoll Rand Inc.(a)	87,296	3,050,122
Ingredion Inc.	13,594	963,679
Insulet Corp.(a)	15,873	3,527,774
Intel Corp.	1,047,632	46,389,145
Intercontinental Exchange Inc.	142,197	13,423,397
International Business Machines Corp.	219,344	24,491,951
International Flavors & Fragrances Inc.	23,149	2,376,476
International Paper Co.	94,294	4,125,363
Interpublic Group of Companies Inc. (The)	80,703	1,459,917
Intuit Inc.	65,576	20,635,456
Intuitive Surgical Inc.(a)	29,207	19,483,406
Invesco Ltd.	108,229	1,418,882
Invitation Homes Inc.	130,013	3,544,154
Ionis Pharmaceuticals Inc.(a)	39,922	1,874,338
IPG Photonics Corp.(a)	9,324	1,733,891
IQVIA Holdings Inc.(a)	44,645	6,874,884
Iron Mountain Inc.	63,341	1,650,666
Jack Henry & Associates Inc.	18,555	2,750,779
Jacobs Engineering Group Inc.(b)	35,498	3,372,310
Jazz Pharmaceuticals PLC(a)	14,638	2,109,336
JB Hunt Transport Services Inc.	18,954	2,307,460
JM Smucker Co. (The)	27,146	3,045,781
Johnson & Johnson	653,215	89,562,309
Johnson Controls International PLC	194,888	8,226,222
Jones Lang LaSalle Inc.	11,307	1,276,108
JPMorgan Chase & Co.	750,777	73,606,177
Juniper Networks Inc.	100,361	1,979,119
Kansas City Southern	26,072	4,592,322
Kellogg Co.	63,627	4,001,502
Keurig Dr Pepper Inc.	72,344	1,946,054
KeyCorp.	267,739	3,475,252
Keysight Technologies Inc.(a)	49,274	5,167,364
Kimberly-Clark Corp.	84,322	11,180,254
Kinder Morgan Inc./DE	516,426	6,145,469
KKR & Co. Inc.	127,207	4,344,119
KLA Corp.	40,406	7,967,255
Knight-Swift Transportation Holdings Inc.	33,399	1,268,828
Kraft Heinz Co. (The)	163,652	5,006,115
Kroger Co. (The)	199,656	6,430,920
L3Harris Technologies Inc.	55,583	8,954,977
Laboratory Corp. of America Holdings(a)	25,040	5,002,241
Lam Research Corp.	36,616	12,525,601
Lamb Weston Holdings Inc.	38,083	2,416,366
Las Vegas Sands Corp.	87,517	4,206,067
Lear Corp.	11,587	1,399,825
Leidos Holdings Inc.	33,564	2,785,812
Lennar Corp., Class A	71,089	4,992,580
Lennox International Inc.	7,991	2,170,835
Liberty Broadband Corp., Class C, NVS(a)	33,083	4,688,192
Liberty Global PLC, Class A(a)	43,241	820,714
Liberty Global PLC, Class C, NVS(a)	97,870	1,826,254
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	52,714	1,904,557

Security	Shares	Value

United States (continued)
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	18,474	$638,646
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	39,932	1,381,647
Lincoln National Corp.	50,685	1,779,044
Live Nation Entertainment Inc.(a)	36,143	1,763,778
LKQ Corp.(a)	78,825	2,521,612
Lockheed Martin Corp.	62,558	21,903,433
Loews Corp.	46,949	1,628,191
Lowe’s Companies Inc.	190,375	30,098,287
Lululemon Athletica Inc.(a)(b)	30,353	9,691,409
LyondellBasell Industries NV, Class A	67,710	4,634,750
M&T Bank Corp.	32,035	3,318,185
Marathon Petroleum Corp.	164,225	4,844,638
Markel Corp.(a)	3,368	3,141,670
MarketAxess Holdings Inc.	9,099	4,902,996
Marriott International Inc./MD, Class A	70,375	6,536,430
Marsh & McLennan Companies Inc.	126,815	13,120,280
Martin Marietta Materials Inc.	16,177	4,308,744
Marvell Technology Group Ltd.	167,782	6,293,503
Masco Corp.	77,420	4,149,712
Masimo Corp.(a)(b)	11,385	2,548,191
Mastercard Inc., Class A	221,078	63,811,954
Match Group Inc.(a)	60,780	7,097,888
Maxim Integrated Products Inc.	63,582	4,428,486
McCormick & Co. Inc./MD, NVS	30,972	5,590,756
McDonald’s Corp.	185,217	39,451,221
McKesson Corp.	40,426	5,962,431
Medical Properties Trust Inc.	114,877	2,047,108
Medtronic PLC	334,675	33,658,265
MercadoLibre Inc.(a)(b)	11,308	13,728,477
Merck & Co. Inc.	629,374	47,335,219
MetLife Inc.	201,031	7,609,023
Mettler-Toledo International Inc.(a)(b)	5,841	5,828,792
MGM Resorts International	122,578	2,521,429
Microchip Technology Inc.	62,109	6,526,414
Micron Technology Inc.(a)	278,094	13,999,252
Microsoft Corp.	1,784,787	361,365,824
Mid-America Apartment Communities Inc.	29,277	3,414,577
Moderna Inc.(a)	67,762	4,571,902
Mohawk Industries Inc.(a)	16,654	1,718,526
Molina Healthcare Inc.(a)	13,361	2,491,426
Molson Coors Beverage Co., Class B	51,045	1,799,847
Mondelez International Inc., Class A	353,613	18,783,923
MongoDB Inc.(a)	12,392	2,831,200
Monster Beverage Corp.(a)	101,796	7,794,520
Moody’s Corp.	43,011	11,307,592
Morgan Stanley	350,615	16,882,112
Mosaic Co. (The)	102,504	1,896,324
Motorola Solutions Inc.	44,194	6,985,304
MSCI Inc.	19,895	6,960,067
Mylan NV(a)	134,693	1,958,436
Nasdaq Inc.	23,765	2,875,327
National Oilwell Varco Inc.	111,088	933,139
National Retail Properties Inc.	38,691	1,238,499
NetApp Inc.	58,527	2,568,750
Netflix Inc.(a)	108,646	51,687,248
Neurocrine Biosciences Inc.(a)	21,977	2,168,471
Newell Brands Inc.	107,676	1,901,558
Newmont Corp.	200,447	12,596,089
News Corp., Class A, NVS	122,177	1,604,184

18

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
NextEra Energy Inc.	485,032	$35,509,193
Nielsen Holdings PLC	84,440	1,140,784
Nike Inc., Class B	307,505	36,925,200
NiSource Inc.	61,651	1,416,123
Nordson Corp.	12,638	2,444,568
Norfolk Southern Corp.	65,442	13,685,231
Northern Trust Corp.	50,141	3,924,536
Northrop Grumman Corp.	39,442	11,431,080
NortonLifeLock Inc.	148,673	3,058,204
NRG Energy Inc.	69,380	2,193,796
Nucor Corp.	73,342	3,502,814
NVIDIA Corp.	152,227	76,320,529
NVR Inc.(a)	792	3,130,847
O’Reilly Automotive Inc.(a)	18,528	8,089,325
Occidental Petroleum Corp.(b)	229,512	2,095,445
OGE Energy Corp.	51,268	1,577,516
Okta Inc.(a)	29,862	6,265,943
Old Dominion Freight Line Inc.	22,478	4,279,137
Omega Healthcare Investors Inc.	55,604	1,601,951
Omnicom Group Inc.	57,549	2,716,313
ON Semiconductor Corp.(a)	92,582	2,322,882
ONEOK Inc.	111,735	3,240,315
Oracle Corp.	506,152	28,400,189
Otis Worldwide Corp.	102,165	6,260,671
Owens Corning	23,045	1,508,756
PACCAR Inc.	86,705	7,402,873
Packaging Corp. of America	21,915	2,509,048
Palo Alto Networks Inc.(a)	24,675	5,457,863
Parker-Hannifin Corp.	32,936	6,862,545
Paychex Inc.	80,370	6,610,433
Paycom Software Inc.(a)	12,978	4,725,160
PayPal Holdings Inc.(a)	276,660	51,494,726
Peloton Interactive Inc., Class A(a)	48,316	5,324,906
Pentair PLC	46,272	2,302,495
People’s United Financial Inc.	134,259	1,432,544
PepsiCo Inc.	341,871	45,567,986
PerkinElmer Inc.	24,370	3,157,134
Perrigo Co. PLC	36,470	1,599,939
Pfizer Inc.	1,375,572	48,805,295
Philip Morris International Inc.	384,596	27,314,008
Phillips 66	111,195	5,188,359
Pinnacle West Capital Corp.	28,928	2,359,657
Pinterest Inc., Class A(a)	100,975	5,952,476
Pioneer Natural Resources Co.	41,990	3,340,724
PNC Financial Services Group Inc. (The)	104,240	11,662,371
PPG Industries Inc.	59,776	7,754,143
PPL Corp.	174,443	4,797,183
Principal Financial Group Inc.	73,923	2,899,260
Procter & Gamble Co. (The)	608,825	83,469,907
Progressive Corp. (The)	144,756	13,303,076
Prologis Inc.	183,630	18,216,096
Prudential Financial Inc.	100,117	6,409,490
PTC Inc.(a)	23,613	1,980,658
Public Service Enterprise Group Inc.	127,466	7,412,148
Public Storage	38,284	8,769,716
PulteGroup Inc.	72,545	2,956,934
Qorvo Inc.(a)	30,443	3,877,220
QUALCOMM Inc.	280,497	34,602,110
Quest Diagnostics Inc.	33,518	4,093,889
Ralph Lauren Corp.	13,173	880,615

Security	Shares	Value

United States (continued)
Raymond James Financial Inc.	31,863	$2,435,608
Raytheon Technologies Corp.	373,698	20,299,275
Realty Income Corp.	86,098	4,981,630
Regency Centers Corp.	36,488	1,298,608
Regeneron Pharmaceuticals Inc.(a)	25,152	13,671,621
Regions Financial Corp.	259,091	3,445,910
Reinsurance Group of America Inc.	14,790	1,494,086
RenaissanceRe Holdings Ltd.	10,605	1,715,041
Republic Services Inc.	58,038	5,117,210
ResMed Inc.	36,755	7,054,755
RingCentral Inc., Class A(a)	18,615	4,808,999
Robert Half International Inc.	19,583	992,662
Rockwell Automation Inc.	29,385	6,967,771
Roku Inc.(a)	25,291	5,118,898
Rollins Inc.	34,251	1,981,420
Roper Technologies Inc.	26,121	9,699,772
Ross Stores Inc.	90,072	7,671,432
Royal Caribbean Cruises Ltd.	45,640	2,575,009
RPM International Inc.	26,949	2,281,772
S&P Global Inc.	61,184	19,745,912
salesforce.com Inc.(a)	222,245	51,620,846
Sarepta Therapeutics Inc.(a)	20,437	2,777,593
SBA Communications Corp.	27,968	8,121,068
Schlumberger Ltd.	333,881	4,988,182
Seagate Technology PLC	57,670	2,757,779
Seagen Inc.(a)	31,459	5,247,361
Sealed Air Corp.	34,772	1,376,623
SEI Investments Co.	22,726	1,116,983
Sempra Energy	72,927	9,142,129
ServiceNow Inc.(a)	47,836	23,801,759
Sherwin-Williams Co. (The)	20,916	14,389,790
Signature Bank/New York NY	15,098	1,219,013
Simon Property Group Inc.	73,732	4,631,107
Sirius XM Holdings Inc.(b)	374,161	2,143,943
Skyworks Solutions Inc.	44,210	6,246,431
Slack Technologies Inc., Class A(a)(b)	100,693	2,575,727
Snap Inc., Class A, NVS(a)	221,656	8,731,030
Snap-on Inc.	10,681	1,682,578
Southern Co. (The)	266,690	15,321,340
Southwest Airlines Co.	38,499	1,521,865
Splunk Inc.(a)	39,649	7,852,088
Square Inc., Class A(a)	90,839	14,069,144
SS&C Technologies Holdings Inc.	61,910	3,666,310
Stanley Black & Decker Inc.	35,217	5,853,065
Starbucks Corp.	293,418	25,515,629
State Street Corp.	91,622	5,396,536
Steel Dynamics Inc.	47,245	1,487,273
Stryker Corp.	84,211	17,011,464
Sun Communities Inc.	20,647	2,841,647
SVB Financial Group(a)	13,536	3,934,915
Synchrony Financial	133,649	3,343,898
Synopsys Inc.(a)	35,468	7,585,186
Sysco Corp.	120,861	6,684,822
T-Mobile U.S. Inc.(a)	134,980	14,789,759
T Rowe Price Group Inc.	60,905	7,714,227
Take-Two Interactive Software Inc.(a)	29,124	4,511,890
Target Corp.	124,478	18,948,041
TE Connectivity Ltd.	85,081	8,242,647
Teladoc Health Inc.(a)(b)	17,858	3,508,383
Teledyne Technologies Inc.(a)	9,101	2,813,574

19

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Teleflex Inc.	9,876	$3,142,839
Teradyne Inc.	41,702	3,663,521
Tesla Inc.(a)	184,389	71,550,308
Texas Instruments Inc.	224,202	32,417,367
Textron Inc.	64,124	2,295,639
Thermo Fisher Scientific Inc.	98,815	46,751,353
Tiffany & Co.	27,706	3,625,053
TJX Companies Inc. (The)	302,021	15,342,667
Tractor Supply Co.	30,034	4,000,829
Trade Desk Inc. (The), Class A(a)	10,501	5,948,291
Tradeweb Markets Inc., Class A	19,428	1,058,437
TransDigm Group Inc.	12,674	6,050,694
TransUnion	47,358	3,772,538
Travelers Companies Inc. (The)	62,698	7,568,276
Trimble Inc.(a)	65,349	3,145,247
Truist Financial Corp.	334,859	14,104,261
Twilio Inc., Class A(a)	30,598	8,535,924
Twitter Inc.(a)	193,349	7,996,915
Tyler Technologies Inc.(a)	9,180	3,528,608
Tyson Foods Inc., Class A	73,345	4,197,534
U.S. Bancorp	335,088	13,051,678
Uber Technologies Inc.(a)(b)	235,723	7,875,505
UDR Inc.	73,995	2,311,604
UGI Corp.	44,773	1,447,959
Ulta Beauty Inc.(a)	13,900	2,874,103
Union Pacific Corp.	168,260	29,813,989
United Parcel Service Inc., Class B	174,193	27,367,462
United Rentals Inc.(a)(b)	18,950	3,378,596
UnitedHealth Group Inc.	234,628	71,594,388
Universal Health Services Inc., Class B	18,069	1,979,459
Vail Resorts Inc.	10,540	2,445,702
Valero Energy Corp.	103,339	3,989,919
Varian Medical Systems Inc.(a)	22,837	3,946,234
Veeva Systems Inc., Class A(a)	33,618	9,078,541
Ventas Inc.	92,412	3,647,502
VEREIT Inc.	229,141	1,420,674
VeriSign Inc.(a)	26,627	5,077,769
Verisk Analytics Inc.	40,631	7,231,099
Verizon Communications Inc.	1,015,137	57,852,658
Vertex Pharmaceuticals Inc.(a)	65,248	13,595,073
VF Corp.	80,806	5,430,163
ViacomCBS Inc., Class B, NVS	138,346	3,952,545
VICI Properties Inc.	102,207	2,345,651
Visa Inc., Class A	412,832	75,015,703
Vistra Corp.	91,756	1,593,802
VMware Inc., Class A(a)	20,648	2,658,017
Vornado Realty Trust	45,625	1,402,056
Voya Financial Inc.	22,254	1,066,634
Vulcan Materials Co.	32,722	4,739,454
Walmart Inc.	348,608	48,369,360
Walgreens Boots Alliance Inc.	181,411	6,175,230
Walt Disney Co. (The)	446,794	54,173,772
Waste Management Inc.	105,738	11,410,188
Waters Corp.(a)	16,292	3,630,183
Wayfair Inc., Class A(a)(b)	16,822	4,172,361
WEC Energy Group Inc.	78,398	7,882,919
Wells Fargo & Co.	933,938	20,032,970
Welltower Inc.	100,481	5,402,863
West Pharmaceutical Services Inc.	18,238	4,962,013
Western Digital Corp.	73,698	2,780,626

Security	Shares	Value

United States (continued)
Western Union Co. (The)	109,084	$2,120,593
Westinghouse Air Brake Technologies Corp.	49,233	2,919,517
Westrock Co.	66,479	2,496,286
Weyerhaeuser Co.	175,488	4,789,068
Whirlpool Corp.	17,121	3,166,700
Williams Companies Inc. (The)	306,546	5,882,618
Willis Towers Watson PLC	31,842	5,810,528
Workday Inc., Class A(a)	41,649	8,751,288
WP Carey Inc.	35,031	2,193,291
WR Berkley Corp.	31,767	1,909,832
WW Grainger Inc.	11,100	3,885,222
Wynn Resorts Ltd.	25,400	1,839,722
Xcel Energy Inc.	130,829	9,161,955
Xilinx Inc.	61,770	7,331,481
XPO Logistics Inc.(a)(b)	25,797	2,321,730
Xylem Inc./NY	46,989	4,094,621
Yum! Brands Inc.	77,970	7,276,940
Zebra Technologies Corp., Class A(a)	14,061	3,988,262
Zillow Group Inc., Class C, NVS(a)(b)	36,594	3,242,960
Zimmer Biomet Holdings Inc.	52,627	6,952,027
Zions Bancorp NA	22,525	726,882
Zoetis Inc.	120,118	19,044,709
Zoom Video Communications Inc., Class A(a)	39,626	18,264,020

		7,155,531,521

Total Common Stocks — 98.4% (Cost: $10,684,043,076)		12,257,577,256

Investment Companies

India — 0.9%
iShares MSCI India ETF(b)(g)	3,339,365	112,169,270

Total Investment Companies — 0.9% (Cost: $109,334,551)		112,169,270

Preferred Stocks

Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	1,250,217	4,371,206
Braskem SA, Class A, Preference Shares, NVS	28,500	112,893
Cia. Energetica de Minas Gerais, Preference Shares, NVS	370,485	658,597
Gerdau SA, Preference Shares, NVS	210,300	795,464
Itau Unibanco Holding SA, Preference Shares, NVS	1,079,058	4,394,083
Itausa SA, Preference Shares, NVS	1,134,084	1,787,864
Lojas Americanas SA, Preference Shares, NVS	281,128	1,132,606
Petroleo Brasileiro SA, Preference Shares, NVS	1,437,400	4,721,532
Telefonica Brasil SA, Preference Shares, NVS	152,900	1,128,055

		19,102,300

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	17,738	647,389

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	154,170	979,898

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,823	249,442
Fuchs Petrolub SE, Preference Shares, NVS	16,341	840,958
Henkel AG & Co. KGaA, Preference Shares, NVS	44,713	4,350,049

20

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	50,867	$2,725,610
Sartorius AG, Preference Shares, NVS	10,279	4,351,166
Volkswagen AG, Preference Shares, NVS	52,373	7,631,933

		20,149,158

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,113,203	404,964

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	1,449,800	661,267

South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	207,214	9,149,045

Total Preferred Stocks — 0.4% (Cost: $53,128,490)		51,094,021

Rights

Singapore — 0.0%
Mapletree Logistics Trust (Expires 12/11/20)(a)(b)	10,505	0	(e)

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, NVS (Expires 11/11/20)(a)	1,602,263	807,974

Total Rights — 0.0% (Cost: $3,570,113)		807,974

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(g)(h)(i)	244,007,433	244,178,239

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(g)(h)	16,920,000	$16,920,000

		261,098,239

Total Short-Term Investments — 2.1% (Cost: $260,942,502)		261,098,239

Total Investments in Securities — 101.8% (Cost: $11,111,018,732)		12,682,746,760

Other Assets, Less Liabilities — (1.8)%		(218,173,933)

Net Assets — 100.0%		$12,464,572,827

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$248,935,613	$—	$(4,654,354	)(a)	$(36,167)	$(66,853)	$244,178,239	244,007,433	$330,483	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,200,000	—	(2,280,000	)(a)	—	—	16,920,000	16,920,000	5,317		—
BlackRock Inc.	20,811,912	798,031	—		—	895,785	22,505,728	37,559	131,384		—
iShares MSCI India ETF	110,802,862	—	(4,315,365)		(304,604)	5,986,377	112,169,270	3,339,365	—		—

					$(340,771)	$6,815,309	$395,773,237		$467,184		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

21

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	109	12/18/20	$9,722	$(645,004)
MSCI Emerging Markets E-Mini Index	92	12/18/20	5,069	1,377
S&P 500 E-Mini Index	132	12/18/20	21,547	(499,089)

				(1,142,716)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$12,232,751,945	$22,499,652		$2,325,659	$12,257,577,256
Investment Companies	112,169,270	—		—	112,169,270
Preferred Stocks	51,094,021	—		—	51,094,021
Rights	807,974	0	(a)	—	807,974
Money Market Funds	261,098,239	—		—	261,098,239

	$12,657,921,449	$22,499,652		$2,325,659	$12,682,746,760

Derivative financial instruments(b)
Assets
Futures Contracts	$1,377	$—		$—	$1,377
Liabilities
Futures Contracts	(1,144,093)	—		—	(1,144,093)

	$(1,142,716)	$—		$—	$(1,142,716)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

22